                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                   ISSUED BY

               VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE LIFE
                                SEPARATE ACCOUNT

                                      AND

                      VALLEY FORGE LIFE INSURANCE COMPANY

     This prospectus describes the Flexible Premium Variable Life Insurance Policy that we (Valley Forge Life Insurance Company) are offering.

     The policy is a variable benefit policy. We have designed the policy for use in estate and retirement planning and other insurance needs of individuals.

     You, the policyowner, have a number of investment choices in the policy. These investment choices include fixed account options as well as the investment options listed below. When you buy a policy and allocate funds to the investment options you are subject to investment risk. This means that the value of your policy may increase and decrease depending upon the investment performance of the investment option(s) you select. Under some circumstances, the death benefit and the duration of the policy will also increase and decrease depending upon investment performance. The duration of a policy (how long a policy will remain in force) is affected by how much cash value the policy has, which increases and decreases depending upon investment performance.

     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Flexible Premium Variable Life Insurance Policy. The Securities and Exchange Commission (SEC) maintains a Web site (http://www.sec.gov) that contains information regarding companies that file electronically with the SEC.

     The policy:

     -  is not a bank deposit.

     -  is not federally insured.

     -  is not endorsed by any bank or government agency.

     THE POLICY IS SUBJECT TO INVESTMENT RISK. YOU MAY BE SUBJECT TO LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH WE ARE NOT AUTHORIZED TO SELL THE POLICIES. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                               Date: June 1, 2000

FEDERATED INSURANCE SERIES

Advised by Federated Investment Management Company

-  Federated High Income Bond Fund II

-  Federated Prime Money Fund II

-  Federated Utility Fund II

THE ALGER AMERICAN FUND

Advised by Fred Alger Management, Inc.

-  Alger American Growth Portfolio

-  Alger American Mid-Cap Growth Portfolio

-  Alger American Small Capitalization Portfolio

-  Alger American Leveraged AllCap Portfolio

FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
  (formerly, SOGEN VARIABLE FUNDS, INC.)

Advised by Arnhold and S. Bleichroeder Advisers, Inc.

-  First Eagle SoGen Overseas Variable Fund

VAN ECK WORLDWIDE INSURANCE TRUST

Advised by Van Eck Associates Corporation

-  Van Eck Worldwide Emerging Markets Fund

-  Van Eck Worldwide Hard Assets Fund

VARIABLE INSURANCE PRODUCTS FUND (VIP) and
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

Advised by Fidelity Management & Research Company

-  Fidelity VIP II Asset Manager Portfolio

-  Fidelity VIP II Contrafund(R) Portfolio

-  Fidelity VIP Equity-Income Portfolio

-  Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST

Advised by MFS Investment Management

-  MFS Emerging Growth Series

-  MFS Growth With Income Series

-  MFS Research Series

-  MFS Total Return Series

JANUS ASPEN SERIES, Institutional Shares

Advised by Janus Capital Corporation

-  Janus Aspen Series Capital Appreciation Portfolio

-  Janus Aspen Series Growth Portfolio

-  Janus Aspen Series Balanced Portfolio

-  Janus Aspen Series Flexible Income Portfolio

-  Janus Aspen Series International Growth Portfolio

-  Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares

Advised by Alliance Capital Management, L.P.

-  Alliance Premier Growth Portfolio

-  Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Advised by American Century Investment Management, Inc.

-  American Century VP Income & Growth Fund

-  American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, Class 2 Shares

Advised by Templeton Asset Management Ltd.

- Templeton Developing Markets Securities Fund (formerly, Templeton Developing Markets Fund)

Advised by Templeton Investment Counsel, Inc.

-  Templeton Asset Strategy Fund (formerly, Templeton Asset Allocation Fund)

LAZARD RETIREMENT SERIES

Advised by Lazard Asset Management

-  Lazard Retirement Equity Portfolio

-  Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.)

Advised by Morgan Stanley Asset Management, Inc.

-  Morgan Stanley International Magnum Portfolio

-  Morgan Stanley Emerging Markets Equity Portfolio

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
HIGHLIGHTS..................................................      1
THE COMPANY.................................................      4
THE VARIABLE LIFE INSURANCE POLICY..........................      4
EXPENSES....................................................      5
PURCHASES...................................................     12
INVESTMENT CHOICES..........................................     15
DEATH BENEFIT...............................................     20
TAXES.......................................................     23
ACCESS TO YOUR MONEY........................................     24
OTHER INFORMATION...........................................     26
MORE INFORMATION............................................     29
  EXECUTIVE OFFICERS AND DIRECTORS..........................     29
  VOTING....................................................     30
  DISREGARD OF VOTING INSTRUCTIONS..........................     30
  LEGAL OPINIONS............................................     30
  OUR RIGHT TO CONTEST......................................     30
  FEDERAL TAX STATUS........................................     31
  REPORTS TO OWNERS.........................................     34
  LEGAL PROCEEDINGS.........................................     34
  EXPERTS...................................................     34
  FINANCIAL STATEMENTS......................................     35
APPENDIX A -- ILLUSTRATIONS OF POLICY VALUES................    A-1
APPENDIX B -- EXAMPLES OF ADDITIONAL INSURANCE RIDER........    B-1
APPENDIX C -- RATES OF RETURN...............................    C-1

                             INDEX OF SPECIAL TERMS

     This prospectus is written in plain English to make it as understandable as possible. However, by the very nature of the policy, the use of certain technical words or terms are unavoidable. We have identified some of these words or terms. For some we have provided you with a definition below. For the remainder, we believe that you will find an adequate discussion in the text. We have identified these terms and provided you with a page number that indicates where you will find the explanation for the word or term. The word or term on the page is in italics.

     DEATH PROCEEDS: The amount of money payable to the beneficiary if the insured dies while this policy is in force.

     DEBT: Any amount you owe us as the result of a policy loan. This includes any accrued loan interest.

     GENERAL ACCOUNT: Our assets other than those allocated to the Variable Account or any other separate account.

     INVESTMENT OPTION: An investment choice within Valley Forge Life Insurance Company Variable Life Separate Account available under the policy.

     POLICY LOAN ACCOUNT: That portion of the cash value resulting from a policy loan.

     RIDERS: An endorsement that is incorporated into your policy.

     SPECIFIED AMOUNT: A dollar amount used to determine the death benefit of your policy. This amount is chosen by you. The minimum specified amount is $100,000.

     TARGET PREMIUM: A premium calculated when a policy is issued, based on the insured's age, sex (except in unisex policies) and risk class. The Target Premium is used to calculate the surrender charge.

                                                                PAGE
                                                                ----
Beneficiary, Contingent Beneficiary.........................      27
Business Day................................................      15
Cash Value, Net Cash Value, Cash Surrender Value............      14
Fixed Account I, Fixed Account II...........................      17
Insured.....................................................      20
Monthly Date................................................      12
Owner, Joint Owner, Contingent Owner........................      27
Policy Year, Policy Anniversary.............................      12
Policy Date.................................................      12

                                   HIGHLIGHTS

THE VARIABLE LIFE INSURANCE POLICY

     The variable life insurance policy is a contract between you, the owner, and us, an insurance company. The policy provides for life insurance coverage on the insured. It has cash values, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the policy is a variable life insurance policy, the value of your policy will increase or decrease depending upon the investment experience of the investment option(s) you choose. The death benefit associated with the policy is distributed free from federal income taxes to the named beneficiary. However, estate taxes may apply. We will issue the policy as an individual policy in most states; and as a group life insurance policy in other states.

EXPENSES

     The policy has both insurance and investment features, and there are costs related to each that reduce the return on your investment. We deduct:

     -  a premium charge from each premium payment made;

     - an expense charge daily from amounts allocated to the investment options;

     - a monthly deduction from cash value for: cost of insurance; cost of any rider(s); and monthly policy fee; and

     - daily investment option charges which apply to the average daily value of the investment options.

     We may assess a surrender charge if you take out money from your policy. If you make more than 12 transfers in any policy year, unless the transfer is pre-scheduled, we will charge a transfer processing fee. Also, for the first 12 months after an increase in the specified amount, we will deduct $10 each month from your policy.

     Once the insured turns 95, we will no longer deduct the Monthly Deduction.

     There are fees and expenses which are deducted from the assets of the investment options.

PURCHASES

     You purchase the policy by completing the proper forms. In some circumstances, we may contact you for additional information regarding the insured. We may require the insured to provide us with medical records, physicians' statements or a complete paramedical examination.

     The minimum initial premium payment we accept is computed for you based on the specified amount you request. The policy is designed for the payment of subsequent premiums. The minimum subsequent premium payment you can make is $50.

INVESTMENT CHOICES

     You can put your money in the fixed account options and/or in any of the investment options. Currently, you may invest in all investment choices at any one time. However, we reserve the right to limit this in the future.

DEATH BENEFIT

     The amount of the death benefit depends on:

     -  the specified amount of insurance of your policy;

     -  the death benefit option in effect at the time of death;

     -  under some circumstances, your cash value; and

     -  the death benefit of any rider.

     There are two death benefit options: Option 1 and Option 2. Under certain circumstances you can change death benefit options. You can also change the specified amount under certain circumstances after your policy has been in force for one year.

     If death benefit Option 1 is in effect, the death benefit is the greater of your specified amount, or your cash value on the date of death multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

     If death benefit Option 2 is in effect, the death benefit is the greater of your specified amount in effect plus the cash value, or the cash value on the date of death multiplied by the applicable factor. Under this option, the amount of the death benefit is variable.

TAXES

     Your policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the policy should be excludable from the gross income of your beneficiary. Any earnings in your policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.

ACCESS TO YOUR MONEY

     You can make a total surrender of your policy at any time and we will pay you the net cash value. You may make a partial surrender at any time after the 5th policy anniversary, or earlier if required by state law. When you make a total or partial surrender, a surrender charge may be assessed.

     You can also borrow some of your net cash value.

OTHER INFORMATION

     FREE LOOK. You can cancel the policy within 10 days after you receive it (or whatever period is required in your state). We will refund an amount equal to the cash value plus fees or charges deducted from premium payments less any debt. When we receive your initial net premium, we will credit the amount to your policy on the policy date. Your initial premium will be allocated to the selected investment options on the latest of:

     -  two business days after the policy date;

     - two business days after our receipt of your initial premium at our Administrative Office; or

     -  the date our underwriters approve your application for a policy.

     ADDITIONAL FEATURES. The following additional features are offered:

     - You can arrange to have a regular amount of money automatically transferred from the Federated Prime Money Fund II to selected investment options or our general account each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature the dollar cost averaging option.

     - You can arrange to have us automatically rebalance amounts in selected investment options and Fixed Account I to return to your original percentage allocations. We call this feature the automatic transfer option.

     - In some states, at any time during the first 18 months your policy is in force, you can convert the policy to any permanent non-variable policy offered by us in your state. We call this feature the right to convert.

     - If the insured becomes terminally ill, we will pay you a portion of the death benefit. We call this feature the accelerated benefit.

     - If the insured becomes disabled, under certain circumstances, we will waive the monthly deductions. We call this the waiver of monthly deduction benefit.

     - We also offer a number of additional riders that are common to life insurance policies.

     These features and riders may not be available in your state and may not be suitable for your particular situation.

     INQUIRIES. If you need more information about buying a policy, please contact us at:

        Valley Forge Life Insurance Company
        100 CNA Drive
        Nashville, TN 37214
        (800) 262-1755

                                  THE COMPANY

     Valley Forge Life Insurance Company, with its administrative office located at 100 CNA Drive, Nashville, TN 37214, is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA as of December 31, 1999.

     We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where we are only admitted as a reinsurer.

                       THE VARIABLE LIFE INSURANCE POLICY

     The variable life insurance policy is a contract between you, the owner, and us, an insurance company. The policy described in this prospectus is a flexible premium variable life insurance policy. The policy is "flexible" because:

     - the frequency and amount of premium payments can vary;

     - you can choose between death benefit options; and

     - you can increase or decrease the amount of insurance coverage, all within the same policy of insurance.

     The policy is "variable" because the cash value, when allocated to the investment options, may increase or decrease depending upon the investment results of the selected investment options. Under certain circumstances, the death benefit and the duration of your policy may also vary. The death benefit may vary because investment performance of the selected investment options may be sufficient to result in the death benefit being greater than the specified amount. The duration of your policy is also affected by investment performance because charges under the policy, when coupled with poor performance, may mean that at sometime there may not be enough cash value in your policy to pay the charges and your policy will terminate unless you make a premium payment(s).

     During the life of the insured, you can surrender the policy for all or part of its net cash value. You may also obtain a policy loan using the policy as security and by properly assigning it to us.

     We also make available a number of riders to meet a variety of your estate planning needs.

     To the extent you select any of the investment options, you bear the investment risk. If your net cash value is insufficient to pay any expense charges, the policy may terminate.

     Because the policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named beneficiary. These proceeds should be excludable from the gross income of the beneficiary, however estate taxes may apply. The income tax-free death proceeds makes this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the policy or make a total or partial surrender.

     We will issue the policy as an individual policy in most states, and as a group certificate under a group life insurance policy in other states. As used in this prospectus, the term policy refers to either: the individual life policy, or to a certificate issued under a group life policy.

PURCHASING CONSIDERATIONS

     The policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investments in the investment options. The policy offers the following to individuals:

     - create or conserve one's estate;

     - supplement retirement income; and

     - access to funds through loans and surrenders.

     If you currently own a variable life insurance policy on the life of the insured, you should consider whether the purchase of the policy described in this prospectus is appropriate. Replacement of an existing policy with this policy may not be advantageous to your situation.

                                    EXPENSES

     There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. The charges and expenses are described below.

PREMIUM CHARGE

     We deduct a premium charge from each premium payment you make to reimburse us for the expenses associated with selling the policy and for tax charges and costs we incur. The premium charge is as follows:

Policy Years 1-10:...................    7.5% of all premiums up to the target premium.
Policy Years 11 and later:...........    5.5% of all premiums up to the target premium.
All Years:...........................    3.5% of all premiums in excess of the target
                                         premium.

MONTHLY DEDUCTIONS

     Each monthly date, we will make certain deductions from the cash value of your policy. The monthly deduction is for:

     - the cost of insurance for the following month;

     - the monthly cost of any riders attached to your policy; and

     - the monthly policy fee.

     The first monthly deduction will be determined as of the policy date. The monthly deduction will be deducted on a pro-rata basis from the cash surrender value allocated to the investment options and fixed accounts.

     COST OF INSURANCE. This charge compensates us for the insurance coverage we provide in the month following the charge. We determine the monthly cost of insurance rate each year as of the policy anniversary. The rate will be charged for the next policy year. The cost of insurance rate for a specified amount of insurance portion for a policy month equals the sum of:

     - the standard cost of insurance rate for that month from the table of our standard cost of insurance rates; and

     - an additional rate or charge for any extra mortality risk classification (substandard insurance) that applies for the specified amount of insurance portion.

     The additional rate or charge for an extra mortality risk classification for any policy month equals the amount of extra mortality that the risk classification represents for that month. Each portion of the specified amount will have its own cost of insurance rate which may be different from any other portion.

     The total cost of insurance rate for a policy month will be uniform for all specified amount of insurance portions that:

     -  are in the same specified amount band, sex, and risk classification;

     -  take effect when the insureds are the same age; and

     -  have been in force the same length of time.

     - We may charge less than the maximum cost of insurance rates shown in your policy from time to time based on our expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Any change we make will apply to all specified amount portions in the same risk classification.

     Since the mortality tables used with the policy distinguish between males and females, the cost of insurance and the benefits payable will differ between males and females of the same age. Employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables. We will offer the policy based upon unisex mortality tables where required.

     MONTHLY COST OF RIDERS. The amount of any charges associated with riders, if any, each policy month is determined in accordance with the rider and is shown on the schedule page of your policy.

     MONTHLY POLICY FEE. There is a monthly policy fee which is equal to $26 per policy month for the first policy year. Thereafter, the fee is $6 per policy month. The charges reimburse us for expenses incurred in the administration of the policies. Such expenses include: confirmations, annual account statements, maintenance of policy records, maintenance of variable account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policy owner servicing and all accounting, valuation, regulatory and updating requirements.

EXPENSE CHARGE

     We deduct an expense charge from each investment option each business day. The expense charge is equal to:

Policy Years 1-10:...................   Approximately .90%, on an annual basis, of the cash
                                        value of each investment option.
Policy Years 11 and later:...........   Approximately .45%, on an annual basis, of the cash
                                        value of each investment option.

     This charge compensates us for some of the mortality risks we assume, and the risk that we will experience costs above that for which we are compensated. It also compensates us for some of the administrative costs in administering the policy. We expect to profit from the charge.

SURRENDER CHARGES

     A surrender charge may be deducted if you make a full or partial surrender. A surrender charge may also be applicable when you reduce the specified amount. The surrender charge varies by issue age, specified amount, sex, smoking status, and contract duration. The surrender charge is a percentage of specified amount of insurance for the first 6 policy years. The charge then grades down to zero over policy years 7 through 15 as shown in the following table:

-------------------------------------------------------------------------------
                     POLICY YEARS                         % OF SURRENDER CHARGE
-------------------------------------------------------------------------------
1-6...................................................            100%
7.....................................................            80%
8.....................................................            70%
9.....................................................            60%
10....................................................            50%
11....................................................            40%
12....................................................            30%
13....................................................            20%
14....................................................            10%
15+...................................................    No Surrender Charge

TRANSFER PROCESSING FEE

     You may transfer values from one investment option to another, or to or from the fixed accounts. The first 12 transfers in a policy year are free. The fee for each additional transfer is currently $25. The transfer processing fee is deducted from the amount which is transferred. Prescheduled dollar cost averaging transfers or automatic transfers are not counted when we determine transfer processing fees. Each transfer request is considered to be one request regardless of the number of investment options or any fixed account involved in the transfer.

CHARGES AFTER THE INSURED'S 95TH BIRTHDAY

     Once the insured turns 95, we will no longer deduct the insurance related charges, but will continue to deduct the asset based charges.

WAIVER OF MONTHLY DEDUCTION RIDER

     If you choose the waiver of monthly deduction rider, we will waive monthly deductions if the insured becomes totally disabled, as defined in the rider. The waiver will begin on the latest date when:

     -  we have been notified of the onset of a total disability;

     -  we have received due proof of total disability; and

     -  total disability has continued for 6 consecutive months.

     If you choose this feature, the monthly cost of this rider is shown on your policy schedule. The rider will terminate:

     -  on the first policy anniversary on or after the insured's 65th birthday;

     -  if you give us written notice to terminate it; or

     -  when the policy terminates.

     This benefit may not be available in your state.

     The annual expenses of the portfolios for the year ended December 31, 1999 below are based on data provided by the respective fund groups. We have not independently verified such data. Future expenses may be greater or less than those shown.

     INVESTMENT OPTION EXPENSES: (as a percentage of the average daily net assets of an investment option)

-------------------------------------------------------------------------------------------
                                                                OTHER         TOTAL ANNUAL
                                                               EXPENSES         EXPENSES
                                                            (AFTER WAIVERS       (AFTER
                                                                AND/OR       WAIVERS AND/OR
                                                            REIMBURSEMENTS   REIMBURSEMENTS
                                                             WITH RESPECT     WITH RESPECT
                                                              TO CERTAIN       TO CERTAIN
                                    MANAGEMENT      12B-1     INVESTMENT       INVESTMENT
                                  (ADVISORY FEES)   FEES       OPTIONS)         OPTIONS)
-------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (See
  Note 1)
Federated High Income Bond Fund
  II.............................      0.60%                    0.19%            0.79%
Federated Prime Money Fund II....      0.50%                    0.23%            0.73%
Federated Utility Fund II........      0.75%                    0.19%            0.94%

THE ALGER AMERICAN FUND
Alger American Growth
  Portfolio......................      0.75%                    0.04%            0.79%
Alger American Mid-Cap Growth
  Portfolio......................      0.80%                    0.05%            0.85%
Alger American Small
  Capitalization Portfolio.......      0.85%                    0.05%            0.90%
Alger American Leveraged AllCap
  Portfolio (See Note 2).........      0.85%                    0.08%            0.93%

FIRST EAGLE SOGEN VARIABLE FUNDS,
  INC. (See Note 3)
First Eagle SoGen Overseas
  Variable Fund..................      0.75%                    0.75%            1.50%

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Emerging
  Markets Fund (See Note 4)......      1.00%                    0.34%            1.34%
Van Eck Worldwide Hard Assets
  Fund...........................      1.00%                    0.26%            1.26%

VARIABLE INSURANCE PRODUCTS FUND
  (VIP) AND VARIABLE INSURANCE
  PRODUCTS FUND II (VIP II),
  (See Note 5)
Fidelity VIP II Asset Manager
  Portfolio......................      0.53%                    0.10%            0.63%
Fidelity VIP II Contrafund
  Portfolio......................      0.58%                    0.09%            0.67%
Fidelity VIP Equity-Income
  Portfolio......................      0.48%                    0.09%            0.57%
Fidelity VIP II Index 500
  Portfolio......................      0.24%                    0.04%            0.28%

-------------------------------------------------------------------------------------------
                                                                OTHER         TOTAL ANNUAL
                                                               EXPENSES         EXPENSES
                                                            (AFTER WAIVERS       (AFTER
                                                                AND/OR       WAIVERS AND/OR
                                                            REIMBURSEMENTS   REIMBURSEMENTS
                                                             WITH RESPECT     WITH RESPECT
                                                              TO CERTAIN       TO CERTAIN
                                    MANAGEMENT      12B-1     INVESTMENT       INVESTMENT
                                  (ADVISORY FEES)   FEES       OPTIONS)         OPTIONS)
-------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST (See
  Note 6)
MFS Emerging Growth Series.......      0.75%                    0.09%            0.84%
MFS Growth With Income Series....      0.75%                    0.13%            0.88%
MFS Research Series..............      0.75%                    0.11%            0.86%
MFS Total Return Series..........      0.75%                    0.15%            0.90%

JANUS ASPEN SERIES, INSTITUTIONAL
  SHARES (See Note 7)
Janus Aspen Series Capital
  Appreciation Portfolio.........      0.65%                    0.04%            0.69%
Janus Aspen Series Growth
  Portfolio......................      0.65%                    0.02%            0.67%
Janus Aspen Series Balanced
  Portfolio......................      0.65%                    0.02%            0.67%
Janus Aspen Series Flexible
  Income Portfolio...............      0.65%                    0.07%            0.72%
Janus Aspen Series International
  Growth Portfolio...............      0.65%                    0.11%            0.76%
Janus Aspen Series Worldwide
  Growth Portfolio...............      0.65%                    0.05%            0.70%

ALLIANCE VARIABLE PRODUCTS SERIES
  FUND, CLASS B SHARES
Alliance Premier Growth
  Portfolio......................      1.00%        0.25%       0.04%            1.29%
Alliance Growth and Income
  Portfolio......................      0.63%        0.25%       0.09%            0.97%

AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (See Note 8)
American Century VP Income &
  Growth Fund....................      0.70%           --       0.00%            0.70%
American Century VP Value Fund...      1.00%           --       0.00%            1.00%

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST, CLASS
  2 SHARES (See Note 9)
Templeton Developing Markets
  Securities Fund (See Note
  10)............................      1.25%        0.25%       0.31%            1.81%
Templeton Asset Strategy Fund
  (See Note 10)..................      0.60%        0.25%       0.18%            1.03%

-------------------------------------------------------------------------------------------
                                                                OTHER         TOTAL ANNUAL
                                                               EXPENSES         EXPENSES
                                                            (AFTER WAIVERS       (AFTER
                                                                AND/OR       WAIVERS AND/OR
                                                            REIMBURSEMENTS   REIMBURSEMENTS
                                                             WITH RESPECT     WITH RESPECT
                                                              TO CERTAIN       TO CERTAIN
                                    MANAGEMENT      12B-1     INVESTMENT       INVESTMENT
                                  (ADVISORY FEES)   FEES       OPTIONS)         OPTIONS)
-------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
  (See Note 11)
Lazard Retirement Equity
  Portfolio......................      0.75%        0.25%       0.25%            1.25%
Lazard Retirement Small Cap
  Portfolio......................      0.75%        0.25%       0.25%            1.25%

THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. (See Note 12)
Morgan Stanley International
  Magnum Portfolio...............      0.29%           --       0.87%            1.16%
Morgan Stanley Emerging Markets
  Equity Portfolio...............      0.42%           --       1.37%            1.79%

NOTES TO TABLE OF FEES AND EXPENSES

1. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2000. The maximum shareholder services fee is 0.25%.

2. Included in other expenses of the Alger American Leveraged AllCap Portfolio is .01% of interest expense.

3. The annualized ratios of operating expenses to average net assets for the period ended December 31, 1999 would have been 3.32% without the effect of the investment advisory fee waiver and expense reimbursement provided by the advisor.

4. For the year ended December 31, 1999, Van Eck Associates Corporation (Adviser) agreed to waive its management fees and assume all expenses of the Fund except interest, taxes, brokerage commissions and extraordinary expenses exceeding 1.5% of average daily net assets for the period January 1, 1999 to May 12, 1999. For the period May 13, 1999 to December 31, 1999, the Adviser agreed to waive its management fees and assume all expenses of the Fund except interest, taxes, brokerage commissions and extraordinary expenses exceeding 1.30% of average daily net assets. Without such waivers and assumption of expenses, for the year ended December 31, 1999, other expenses were .54% and total annual expenses were 1.54%.

5. A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity-Income Portfolio, .62% for Asset Manager Portfolio, and .65% for Contrafund Portfolio. FMR agreed to reimburse a portion of the Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total expenses would have been .24%, .10% and .34%, respectively.

6. Each of these funds has an expense offset arrangement which reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent, and may enter into such arrangements and directed brokerage arrangements (which would also have the effect of reducing its expenses). Any such fee reductions are not reflected above under "Other Expenses" and therefore are higher than the actual expenses of the series.

7. Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Growth, Capital Appreciation, International Growth, Worldwide Growth, and Balanced Portfolios. All expenses are shown without the effect of expense offset arrangements.

8. The funds of American Century Variable Portfolios, Inc. have a stepped fee schedule. As a result, the funds' management fees generally decrease as the funds' assets increase.

9. The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

10. On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust ("VIP"). VIP shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Templeton Developing Markets Securities
    Fund -- Management Fees 1.25%, 12b-1 fees 0.25%, Other Expenses 0.29%, and Total Annual Expenses 1.79%; Templeton Asset Strategy Fund -Management Fees 0.60%, 12b-1 fees 0.25%, Other Expenses 0.14% and Total Annual Expenses 0.99%. The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

11. Effective May 1, 1999, Lazard Asset Management, the Fund's investment adviser, has agreed to waive its fee and/or reimburse the Portfolios through December 31, 2000 to the extent total annual portfolio expenses exceed 1.25% of the Portfolio's average daily net assets. Absent such an agreement, the other expenses and total annual portfolio expenses for the year ended December 31, 1999 would have been 4.63% and 5.63% for the Lazard Retirement Equity Portfolio and 6.31% and 7.31% for the Lazard Retirement Small Cap Portfolio.

12. With respect to the Universal Institutional Funds, Inc. portfolios, the investment adviser has voluntarily waived a portion or all of the management fees and reimbursed other expenses of the portfolios to the extent total operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%, International Magnum Portfolio 1.15%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" and "Other Expenses" would have been as follows: 1.25% and 1.37%, respectively for the Emerging Markets Equity Portfolio; and 0.80% and 0.87%, respectively for the International Magnum Portfolio.

                                   PURCHASES

PREMIUMS

     The initial premium is due on the policy date. The policy date is the date coverage under the policy becomes effective. Other premiums may be required. All premiums must be sent to us at our Administrative Office. Before we send out the policy, the application and the premium must be in good order as determined by our administrative rules.

     Your first policy year starts on the day the coverage is effective under your policy (the policy date). The twelve month period beginning on the policy date and ending the day before the same date in the next calendar year (and each succeeding twelve month period) is referred to as a policy year. Future policy years start on the same day and month in each subsequent year. We call that date a policy anniversary. Your monthly date is the same day as the policy date for each succeeding month.

APPLICATION FOR A POLICY

     In order to purchase a policy, you must submit an application to us that requests information about the proposed insured. In some cases, we may contact you for additional information. We may request that the insured provide us with medical records, a physician's statement or possibly require other medical tests.

SUBSEQUENT PREMIUMS

     The policy is designed to allow you to make subsequent premium payments. You can make premiums during the lifetime of the insured or until the insured's age 95. You may change the amount and frequency of premiums. We have the right to limit the amount of any increase. Each premium after the initial premium must be at least $50. Unless you tell us otherwise, any subsequent payments will be considered premiums and not loan repayments. Subsequent premium payments will be credited to your policy as of the day they are received.

ALLOCATION OF PREMIUM

     The initial premium is credited on the policy date. The initial premium will be allocated to the investment options on the latest of:

     - 2 business days after the policy date;

     - 2 business days after our receipt of your initial premium at our administrative office; or

     - the date our underwriters approve this policy.

     Your premium is then allocated to the available fixed accounts or one or more of the investment options, as selected by you. This allocation is not subject to the transfer fee provision (see "Transfer Fee"). Currently, you can select as many investment options as you wish. However, we reserve the right to limit this in the future. All allocation percentages must be in whole numbers and at least 1%.

     You may change the allocation of future premiums by providing us with written notice. The change will be effective on the date we receive your request at our administrative office.

OUR RIGHT TO REJECT OR RETURN A PREMIUM PAYMENT

     In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the policy to return any premiums paid which we have determined will cause the policy to fail as life insurance. We also have the right to make changes in the policy or to make a distribution to the extent we determine this is necessary to continue to qualify the policy as life insurance. Such distributions may have current income tax consequences to you.

     If subsequent premiums will cause your policy to become a Modified Endowment Contract (MEC), we will contact you prior to applying the premium to your policy. If you elect to have the premium applied, we require that you acknowledge that you understand the tax consequences of a MEC before we will apply the premiums.

TOTAL DISABILITY WAIVER OF PREMIUM RIDER

     We make available a total disability waiver of premium rider. Under this rider, we will credit a premium while the policy is in force if the insured becomes totally disabled, as defined in the rider. The monthly premium credited will be the lesser of:

     - 1/12th of the waiver of premium amount shown on your policy schedule; or

     - the monthly average of premiums paid on your policy over the last 36 policy months.

     In order to receive the benefits under the Total Disability Waiver of Premium Rider, you must notify us of your total disability. You must also provide us with proof of your total disability. You are not eligible for this benefit until your total disability has continued for at least six consecutive months. If you choose this feature, the monthly cost of this rider is shown on your policy schedule. The rider will terminate:

     - on the first policy anniversary on or after the insured's 65th birthday;

     - if you give us written notice to terminate it; or

     - when the policy terminates.

     The rider may not be available in your state.

GRACE PERIOD

     If the net cash value on any business day is not sufficient to cover any expense charges which are due but unpaid, a grace period of 61 days will be allowed for the payment of sufficient premium to keep your policy in force. We will send you a notice at the start of the grace period to your last known address and to any assignee. A minimum payment of an amount equal to 2 monthly deductions must be paid. The grace period will end 61 days after we mail you the notice. If sufficient premium is not paid by the end of the grace period, the policy will terminate without value. If the insured dies during the grace period, we will pay the death proceeds. If the lapse prevention guarantee described below is in effect, the grace period will not apply until the beginning of the policy year following the lapse prevention guarantee period.

REINSTATEMENT

     If your policy terminated at the end of a grace period and you have not surrendered it for its cash surrender value, you can request that we reinstate it (restore your insurance coverage). To reinstate your policy you must:

     - submit a written request for reinstatement at any time within 3 years after the end of the grace period;

     - submit proof of insurability satisfactory to us;

     - pay an amount large enough to cover the next 2 monthly deductions;

     - pay any negative cash surrender value that existed at the end of the grace period; and

     - repay or reinstate any debt which existed at the end of the grace period.

     The effective date of a reinstatement is the monthly date on or following the day we approve the request for reinstatement.

     If a surrender charge was applied when the policy lapsed, the surrender charge applied will be credited to the cash value of your policy. The surrender charge on the date of reinstatement is equal to the surrender charge on the date of lapse. To determine the surrender charge on any date after the effective date of reinstatement, we will not consider the period during which the policy was lapsed. Unless you tell us otherwise, the allocation of the amount of the surrender charge, additional premiums and loan repayments will be based on the allocations in effect at the start of the grace period.

LAPSE PREVENTION GUARANTEE

     We guarantee that your policy will not lapse during the selected lapse prevention guarantee period if throughout that period, (a) equals or exceeds (b) where:

     (a) is the aggregate premium payments made less the amount of any surrenders (including applicable surrender charges) less any loan amount; and

     (b) is the minimum monthly lapse prevention guarantee premium multiplied by the number of complete months since the policy date, including the current month.

     There are five lapse prevention guarantee periods you can select:

      5 years
     10 years
     20 years
     until you are 65
     until you are 85

CASH VALUE

     The cash value is the sum of the value in each investment option, any fixed account and the policy loan account. On the policy date, the cash value in each investment option is equal to the portion of the initial premium allocated to the investment option. After the policy date the cash value equals the sum of the value in the fixed accounts and in the investment options you have selected.

     The cash value reflects:

     - premiums paid;

     - the monthly deductions;

     - the investment experience of the investment options selected;

     - any interest credited on any fixed account selected;

     - any interest earned or interest charged on amounts allocated to the policy loan account; and

     - any deductions due as a result of a transfer or a partial surrender.

CASH SURRENDER VALUE AND NET CASH VALUE

     Your cash surrender value equals your cash value less the surrender charge. Your net cash value equals the cash surrender value less any debt.

     During the insured's life, you may:

     - take loans based on the net cash value;

     - make partial surrenders (after the 5th policy anniversary); or

     - surrender the policy for its net cash value.

METHOD OF DETERMINING YOUR CASH VALUE ALLOCATED TO AN INVESTMENT OPTION

     The value of your policy will go up or down depending upon the investment performance of the investment option(s) you choose and the charges and deductions made against your cash value. In order to keep track of the value of your cash value, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.)

     Every business day we determine the value of an accumulation unit by multiplying the accumulation unit value for the immediately preceding business day by a factor for the investment option for the current business day.

     The factor is determined by:

     - dividing the value of an investment option at the end of the current business day by the value of an investment option for the previous business day; and

     - subtracting the expense charge.

     The value of an accumulation unit may go up or down from day to day.

     When you make a premium payment, we credit your policy with accumulation units. The number of accumulation units credited is determined by dividing the amount of premiums allocated to the investment option by the value of the accumulation unit for that investment option. When we assess any charges we do so by deducting accumulation units from your policy. When you take a loan we reduce the number of the accumulation units in your policy and transfer the amount to the loan account.

     Our business day is each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

                               INVESTMENT CHOICES

     The policy offers investment options which invest in various funds. The investment options listed below are currently available in connection with the policy.

     You should read this prospectus and the accompanying prospectuses for the investment options carefully before investing. Certain portfolios may not be available under the policy offered by this prospectus.

     The investment objectives and policies of certain investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same advisers.

    FEDERATED INSURANCE SERIES
    Advised by Federated Investment Management Company
    Federated High Income Bond Fund II
    Federated Prime Money Fund II
    Federated Utility Fund II (seeks high current income and moderate capital appreciation by investing in securities of utility companies)

    THE ALGER AMERICAN FUND
    Advised by Fred Alger Management, Inc.
    Alger American Growth Portfolio
    Alger American Mid-Cap Growth Portfolio
    Alger American Small Capitalization Portfolio
    Alger American Leveraged AllCap Portfolio

    FIRST EAGLE SOGEN VARIABLE FUNDS, INC. (formerly, SoGen Variable Funds, Inc.) Advised by Arnhold and S. Bleichroeder Advisers, Inc. (Prior to December 31, 1999,
    Societe Generale Asset Management Corp. was the adviser)
    First Eagle SoGen Overseas Variable Fund (formerly, SoGen Overseas Variable
    Fund)

    VAN ECK WORLDWIDE INSURANCE TRUST
    Advised by Van Eck Associates Corporation
    Van Eck Worldwide Emerging Markets Fund
    Van Eck Worldwide Hard Assets Fund

    VARIABLE INSURANCE PRODUCTS FUND (VIP) and
    VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
    Advised by Fidelity Management & Research Company
    Fidelity VIP II Asset Manager Portfolio
    Fidelity VIP II Contrafund(R) Portfolio (long-term capital appreciation) Fidelity VIP Equity-Income Portfolio
    Fidelity VIP II Index 500 Portfolio

    MFS VARIABLE INSURANCE TRUST
    Advised by MFS Investment Management
    MFS Emerging Growth Series
    MFS Growth With Income Series
    MFS Research Series (seeks long-term capital growth and future income) MFS Total Return Series

    JANUS ASPEN SERIES, Institutional Shares
    Advised by Janus Capital Corporation
    Janus Aspen Series Capital Appreciation Portfolio
    Janus Aspen Series Growth Portfolio
    Janus Aspen Series Balanced Portfolio
    Janus Aspen Series Flexible Income Portfolio
    Janus Aspen Series International Growth Portfolio
    Janus Aspen Series Worldwide Growth Portfolio

    ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
    Advised by Alliance Capital Management, L.P.
    Alliance Premier Growth Portfolio
    Alliance Growth and Income Portfolio

    AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    Advised by American Century Investment Management, Inc.
    American Century VP Income & Growth Fund
    American Century VP Value Fund

    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST*,
    Class 2 Shares
    Advised by Templeton Asset Management Ltd.
    Templeton Developing Markets Securities Fund (formerly, Templeton Developing

      Markets Fund)
    Advised by Templeton Investment Counsel, Inc.
    Templeton Asset Strategy Fund (formerly, Templeton Asset Allocation Fund)

    * Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

    LAZARD RETIREMENT SERIES
    Advised by Lazard Asset Management
    Lazard Retirement Equity Portfolio
    Lazard Retirement Small Cap Portfolio

    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Dean
      Witter Universal Funds, Inc.)
    Advised by Morgan Stanley Asset Management Inc.
    Morgan Stanley International Magnum Portfolio
    Morgan Stanley Emerging Markets Equity Portfolio

     Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     We may enter into certain arrangements under which we are reimbursed by the investment options' advisers, distributors and/or affiliates for the administrative services which we provide to the funds.

SUBSTITUTION AND LIMITATIONS ON FURTHER INVESTMENTS

     We may substitute one of the investment options you have selected with another investment option. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an investment option. We will give you notice of our intention to do this.

FIXED ACCOUNT OPTIONS

     You may allocate premiums and cash values to one of our fixed account options. Fixed Account I is part of our general account, and will offer a uniform interest rate guaranteed for one policy year by us. At our discretion, we may declare an excess interest rate for this account. Fixed Account II offers various interest rates and time periods to select from. We have segregated our assets in Fixed Account II from our general account. The interest rates offered by Fixed Account II will depend on the time period you select. In certain circumstances, if you make a surrender from Fixed Account II before the expiration of the time period, you may be subject to an interest adjustment. The adjustment may be positive or negative. We also offer a dollar cost averaging option from our general account (see below).

TRANSFERS

     You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

     You can make transfers by telephone. If you own the policy with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions.

     Transfers are also subject to the following:

     - Currently, you can make 12 transfers every policy year without charge.

     - We will assess a $25 transfer fee for each transfer in excess of the free 12 transfers allowed per policy year. Transfers made pursuant to the dollar cost averaging option and the automatic transfer option will not count in determining the application of any transfer fee.

     * The minimum amount which you can transfer is $250 or your entire value in the investment option or any fixed account option, if it is less. This requirement is waived if the transfer is made in connection with the dollar cost averaging option or the automatic transfer option.

     - You may not make a transfer until after the end of the free-look period.

     - A transfer will be effected as of the end of the business day when we receive transfer request that contains all the information that is necessary for us to process the request.

     - We are not liable for a transfer made in accordance with your instructions.

     - Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

          a. the requirement of a minimum time period between each transfer; or

          b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

          c. limiting the dollar amount that may be transferred between investment options by an owner at any one time.

     - Transfers do not change your allocation instructions for future premium payments.

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to systematically transfer a set amount each month from a source account to any of the investment options or Fixed Account I. By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging may not be available in your state.

     We offer two different Dollar Cost Averaging (DCA) riders. You can have only one DCA account at a time. When you select a DCA option, we will open a dollar cost averaging account for you. If you select DCA Rider I, you must have at least $1,000 in the Federated Prime Money Fund II in order to participate in the dollar cost averaging option. The minimum amount which can be transferred each month is $100. If you select DCA Rider II, which is only available at issue, you must commit at least $5,000 to the DCA account. Your DCA account II is part of our general account assets and will be credited interest. You can select either a 6 or 12 month period when you elect DCA Rider II.

     Dollar cost averaging transfers will begin on the date you request, but no sooner than 7 business days after we receive the request provided the transfers do not begin until 30 days after the effective date of your policy. All dollar cost averaging transfers are made effective the same day each month. However, this day may not be later than the 28th of each month. If the calendar day selected is not a business day, transfers are made as of the next business day.

     Dollar cost averaging will terminate when any of the following occurs:

     *  at the end of the selected month period you designate; or

     *  within 7 days of your written request to terminate these transfers.

     If your DCA option is terminated, all money remaining in the dollar cost averaging account will be transferred to the Federated Prime Money Fund II. We have the right to modify, discontinue or suspend the dollar cost averaging option. If you participate in the dollar cost averaging option, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this option.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the dollar cost averaging option through periods of fluctuating price levels.

AUTOMATIC TRANSFER OPTION

     Once your money has been allocated among the investment choices, the performance of the elected options may cause your allocation to shift. You can direct us to automatically rebalance your cash value in selected investment options and Fixed Account I to return to your original percentage allocations by selecting our automatic transfer option. The automatic transfer option may not be available in your state.

     You have the choice of rebalancing monthly, quarterly, semi-annually or annually. All transfers must take place before the 28th of the month. Allocation percentages must be in whole numbers.

     If you participate in the automatic transfer option, the transfers made under the program are not taken into account in determining any transfer fee. You may stop the automatic transfer option at any time by written notice. We must receive your written notice at least seven days before the first business day in a new period. Once automatic transfer has been elected, any subsequent transfer instructions that differ from the then current instructions are treated as a request to change the automatic transfer allocation. All changes must be by written notice.

     EXAMPLE:

              Assume that you want your initial premium split between 2 investment options. You want 80% to be in the MFS Growth With Income Series and 20% to be in the Janus Aspen International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the MFS Growth With Income Series now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the MFS Growth With Income Series to bring its value back to 80% and use the money to buy more units in the Janus Aspen International Growth Portfolio to increase those holdings to 20%.

                                 DEATH BENEFIT

     The amount of the death benefit depends on the total specified amount of insurance, your cash value on the date of the insured's death and the death benefit option (Option 1 or Option 2) in effect at that time. The insured is the person whose life is covered by this policy. The insured is named on the schedule page of your policy. The actual amount we pay the beneficiary will be reduced by any outstanding debt and any due and unpaid charges.

     The initial specified amount and the death benefit option in effect on the policy date (the date when the insured's life is covered under the policy) are shown on the schedule page of your policy.

     OPTION 1. The amount of the death benefit under Option 1 is the greater of:

     - the specified amount; or

     - the applicable percentage of the cash value on the date of death.

     OPTION 2. The amount of the death benefit under Option 2 is the greater of:

     - the specified amount plus the cash value on the date of death; or

     - the applicable percentage of the cash value on the date of death.

DEATH PROCEEDS

     The death proceeds equal:

     - the death benefit provided by your policy; plus

     - any insurance on the insured's life that may be provided by riders to your policy; less

     - any debt; less

     - any due and unpaid premiums.

     We will pay the death proceeds after we receive due proof of death and any other information that we reasonably require. The death proceeds may be adjusted under certain conditions.

CHANGE IN SPECIFIED AMOUNT

     You may change the specified amount after this policy has been in force for 1 year subject to the following:

     - You must request the change in writing.

     - A decrease will be applied first against prior increases, if any, on a last-in, first-out basis, then against the initial specified amount. A decrease in specified amount will not reduce the specified amount lower than $100,000. A prorata share of any applicable surrender charge may apply.

     - An increase in specified amount will require proof of insurability.

     - Any change in the specified amount must be for at least $25,000.

     If you increase the specified amount, we will deduct a $10.00 monthly specified amount increase fee for the first 12 months after the increase.

     A change will be effective on the monthly date following our approval or recording of the change. We will show the effective date of any change in specified amount in a supplemental policy schedule we will send you.

CHANGE IN DEATH BENEFIT OPTION

     You may change the death benefit, without the imposition of any charge, option subject to the following:

     - You must request the change in writing.

     - If you want to change death benefit Option 1 to Option 2, you must submit proof of insurability satisfactory to us. The specified amount will be reduced by the amount of cash value so that the death benefit is not increased as of the date of change.

     - If you want to change death benefit Option 2 to Option 1, the specified amount will be increased by the amount of cash value.

OTHER RIDERS

ACCELERATED BENEFIT RIDER

     You can elect the accelerated benefit rider. There is no additional charge if you elect the accelerated benefit rider. This rider provides that you may elect to receive an advance of the death benefit proceeds of the policy if the insured is terminally ill, as defined in the rider. Receipt of an accelerated death benefit amount may be taxable. You should contact your personal tax or financial adviser for specific information.

     The maximum accelerated death benefit will be the lesser of:

     - 75% of the policy death benefit on the day we receive the request; or

     - $250,000 from all policies in force with us.

     If payments are made in other than a lump sum, the minimum amount of any payment will be $500. Surrender charges will not be assessed against any benefits paid under this rider.

     This rider terminates on the earliest of: the date the policy terminates, or the date you give us written notice to terminate; or the date that the benefit advance plus accrued interest equals the policy death benefit less all debt.

     Death benefits, cash values, and loan values, if any, will be reduced if a benefit is paid pursuant to this rider. Also, the receipt of an accelerated death benefit amount may adversely affect the recipient's eligibility for Medicaid or other government benefits or entitlements.

ACCIDENTAL DEATH BENEFIT RIDER

     You can elect the accidental death benefit rider. This rider provides that if the insured dies accidentally (as defined in the rider), we will pay the accidental death benefit amount shown on your policy schedule. The injury that causes the death must occur after attained age 1 and before the policy anniversary on or immediately following the insured's 70th birthday.

     This rider terminates on the policy anniversary on or after the insured's age 70; or if you give us written notice to terminate it; or when the policy terminates.

ADDITIONAL INSURANCE RIDER

     You can elect the additional insurance rider. This rider provides that we will pay the additional insurance death benefit when we receive due written proof of the insured's death. The additional insurance death benefit will be the additional insurance specified amount shown on your policy schedule less the excess, if any, of 1 over 2 or 3, where:

     (1) is the cash value on the date of death times the applicable percentage of cash value shown on your policy schedule;

     (2) is the specified amount, if death benefit option 1 is shown on your policy schedule; and

     (3) is the specified amount plus the cash value, if death benefit option 2 is shown on your policy schedule.

     To help you understand how this benefit works, we have set out some examples in Appendix B.

     This rider terminates when you give us written notice to terminate it; or on the policy anniversary on or after the insured's age 95; or when the policy terminates.

     We require an additional premium for this rider as shown on your policy schedule.

TERM INSURANCE ON CHILDREN RIDER

     You can elect the term insurance on children rider pursuant to our underwriting guidelines and state laws. This rider provides that we will pay the beneficiary an amount per unit of coverage if a covered child's (as defined in the rider) death occurs while the rider is in force or within a certain period as described below:

     - $250 if the covered child's death occurs after he/she is 14 days old and before he/she is 6 months old; or

     - $1,000 if the covered child's death occurs on or after he/she turns 6 months old and before the policy anniversary nearest the covered child's 22nd birthday.

     If the policy terminates because the insured dies, existing coverage on any child under this rider will be continued as fully paid-up insurance until the child's 22nd birthday. At age 22, conversion will be allowed as provided in the rider.

     This rider terminates when you give us written notice to terminate it and send us the policy to show the change; or on the policy anniversary on or nearest the insured's age 65; or when the policy terminates.

     The cost for this rider, as shown on your policy schedule, will be added to the monthly deduction.

OTHER INSURED TERM INSURANCE RIDER

     You can elect the other insured term insurance rider. This rider provides that we will pay the other insured (unless changed, the other insured is the person named in the application for this rider) specified amount shown on your policy schedule when we receive proof of the other insured's death.

     Under certain conditions, you can change the other insured specified amount any time after the rider is one year old by written notice to us.

     This rider terminates at the earliest of: the policy date on or after the other insured's 70th birthday; or the date you give us written notice to terminate it; or the date the policy terminates.

     We require an additional premium for this rider as shown on your policy schedule.

     YOU SHOULD READ THE RIDERS CAREFULLY FOR THE TERMS AND CONDITIONS OF EACH SPECIFIC RIDER.

SETTLEMENTS

     When your policy becomes a claim because of the death of the insured, settlement will be made upon due proof of death. Proceeds may be paid in a lump sum, or under one of the optional modes of settlement described below. If no settlement option has been chosen before the insured's death, the beneficiary may choose one. Once the proceeds are applied under an optional mode of settlement, any amounts payable are paid from our general account and will not be affected by the investment experience of the investment options.

     OPTION 1 -- PAYMENT CERTAIN. Under this option we pay you the cash value in equal payments as specified. After each payment, interest of 3% compounded annually is added to the remaining amount which has not been paid. Payments are made until the amount applied, plus interest, is exhausted. The total of all payments made each year must be at least 5% of the amount applied under this option. Any outstanding balance may be withdrawn at any time.

     OPTION 2 -- PERIOD CERTAIN. Under this option we pay the cash value in equal payments over a designated period of time, as chosen by you. An interest rate of at least 3% will be credited. Outstanding balances may be withdrawn at any time, however, this will forfeit any future payments.

     OPTION 3 -- LIFE ANNUITY. Under this option we make monthly payments during the lifetime of the payee.

     OPTION 4 -- LIFE ANNUITY WITH A PERIOD CERTAIN. Under this option we make monthly payments while the payee lives. If the payee dies before we have made all of the payments within the selected period, the payments will continue until the end of the specified period. If, at any age, the amount of payments is the same for 2 or more periods certain, payment will be made as if the longest period was selected.

     ADDITIONAL OPTIONS. We may make other options available.

     The portion of the payments received under a settlement option which are in excess of the death benefit proceeds will be treated as taxable income (see "Tax Treatment of Settlement Options" under "More Information -- Federal Tax Status").

                                     TAXES

     NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON FEDERAL INCOME TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES UNDER THE SECTION "MORE INFORMATION."

LIFE INSURANCE IN GENERAL

     Life insurance, such as this policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code (Code) for life insurance.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the insured. However, estate taxes may apply.

TAKING MONEY OUT OF YOUR POLICY

     You, as the owner, will not be taxed on increases in the value of your policy until a distribution occurs either as a surrender or as a loan. If your policy is a MEC, any loans or surrenders from the policy will be treated as first coming from earnings and then from your investment in the policy. Consequently, these distributed earnings are included in taxable income.

     The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

     (3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

     If your policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the policy and to that extent will not be included in taxable income. Furthermore, any loan will be treated as indebtedness under the policy and not as a taxable distribution. See "Federal Tax Status" in the section "More Information" for more details including an explanation of whether your policy is a MEC.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the portfolios are being managed so as to comply with such requirements.

     Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the portfolios. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the policy, could be treated as the owner of the portfolios. Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                              ACCESS TO YOUR MONEY

POLICY LOANS

     You may obtain a loan at any time while your policy is in force. Your request for a loan must be in writing. The amount of the loan and all existing loans may not be more than 90% of the net cash value as of the date of the loan. The amount of the loan may not be less than $500. A loan will only be made upon proper assignment of your policy to us with the policy as the sole security for the loan.

     When you take a policy loan, we will transfer an amount equal to the policy loan from the investment option(s) or Fixed Account I to the policy loan account. Unless you state otherwise, transfers from the investment options to the policy loan account will be on a pro-rata basis as of the loan date. If you do not have a sufficient amount in the investment option(s), we will transfer any remaining amount from Fixed Account I. We will also transfer any loan interest that becomes due and unpaid in the same manner. Amounts transferred to the policy loan account will earn interest daily from the date of transfer. Policy loans may also have federal tax consequences (see "Federal Tax Status").

EFFECT OF A LOAN

     Policy loans will have a permanent effect on any death benefit and cash surrender value of your policy. The effect may be favorable or unfavorable. If loans are not repaid, the debt will reduce the amount of any death proceeds. Loans have a permanent effect on the policy because the amount transferred to the policy loan account will not share in the investment results of the investment options while the loan is outstanding. If the policy loan account earnings rate is less than the performance of the selected investment options and/or Fixed Account I, the values and benefits under the policy will be reduced (and the policy may even terminate) as a result of the loan.

LOAN INTEREST

     The loan interest rate charged is currently 8%. The loan interest credited to your policy is currently 6%. Interest is charged daily and is payable at the end of each policy year. Unpaid interest will be added to the existing debt as of the due date and will be charged interest at the same rate as the rest of the loan.

     We will credit a higher effective annual interest rate in the following circumstances;

     - for amounts borrowed up to an amount equal to cash value less the aggregate premium payments made to date (preferred loans); and

     - for all loans against policies that are in the 11th policy year or later.

     Preferred loans include the amount of any outstanding policy loan transferred in a tax-free exchange.

REPAYING POLICY DEBT

     The debt, or any part, may be repaid at any time as long as the policy is in force. Any debt outstanding will be deducted before any benefit proceeds are paid. When you repay part or all of the loan, we will transfer an amount equal to the amount you repay from the policy loan account to an investment option or to any fixed account.

     When there is debt outstanding, any payments received will be applied first as a premium payment, rather than repayment of debt, unless we are instructed otherwise. If total debt equals or exceeds the cash value less the surrender charge, your policy will terminate without value. A termination of the policy with a loan outstanding may have federal income tax consequences (see "More Information -- Federal Tax Status").

PARTIAL SURRENDERS

     You may make a partial surrender at any time after the 5th policy anniversary by written notice.

     When you make a partial surrender, we will reduce the cash value by the partial surrender amount and any surrender charges. We will require that any partial surrender amounts be first deducted from the cash value in the investment options proportionately among all accounts unless the owner specifically requests otherwise. We will also reduce the specified amount. The reduction in specified amount will be proportional to the reduction in cash value due to the partial surrender.

     The minimum partial surrender amount is currently $500. We may assess a surrender charge on the amount surrendered. See "Surrender Charges" above.

     Partial surrenders will be allowed only if the policy continues to qualify as a contract of life insurance under the Code. We will also limit the maximum amount of all partial surrenders you can make in a policy year to the greater of:

     - 10% of the total premium payments; or

     - cash value less total premiums paid less any policy debt.

FULL SURRENDERS

     You may completely surrender your policy and receive the net cash value at any time while the policy is in force. If you make a full surrender, we will require that you return your policy.

     The date of surrender will be the date we receive your written request. The net cash value will be determined as of the end of the business day which your written request is received. All coverage will end on the date of surrender.

     Partial and full surrenders may have federal tax consequences (see "Federal Tax Status").

     For your protection, a request for surrender, policy loan, or a change in ownership must be by written notice. We may require the signature to be guaranteed by a member firm of the New York, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank), which is a member of the Federal Deposit Insurance Corporation. In some cases, we may require additional documentation of a customary nature.

                               OTHER INFORMATION

THE VARIABLE ACCOUNT

     We established a variable account, Valley Forge Life Insurance Company Variable Life Separate Account (Variable Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Variable Account under Illinois insurance law on February 12, 1996. We have registered the Variable Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

     We reserve the right to modify the structure or operation of the Variable Account. However, we guarantee that a modification will not affect the value of your contract.

DISTRIBUTOR

     The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

     CNA Investor Services, Inc. ("CNA/ISI") serves as the distributor for the policies. CNA/ISI is located at CNA Plaza, Chicago, Illinois 60685. Broker-dealers will be paid commissions up to 90% of premiums paid.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone any payments or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of shares of the portfolios is not reasonably practicable or we cannot reasonably value the shares of the portfolios;

     (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     We have the right to defer payment of any surrender or transfer of any fixed account value for not more than 6 months from the date we receive your written notice, unless otherwise provided by your state.

OWNERSHIP

     OWNER. You, as the owner of the policy or the certificate, have all of the rights under the policy while the insured is living. Your rights in the policy belong to your estate if you die before the insured dies and there is no joint owner or contingent owner.

     JOINT OWNER. The policy can be owned by joint owners. Joint owners have equal ownership rights. Authorization of both joint owners is required for all policy changes except for transfers and allocations.

     CONTINGENT OWNER. The contingent owner, if any, is named in the application, unless changed. You may name a contingent owner at any time while the insured is living by providing us with written notice. Once recorded, the designation will be effective as of the date the written notice was signed. Such change will not affect any payment we make or action we take before it was recorded.

     The contingent owner, if any, will become the owner if the named owner dies before the date of the insured's death. If there are joint owners, the contingent owner will become the owner if both named joint owners die before the insured.

     BENEFICIARY. The beneficiary is the person or entity you name to receive any death proceeds. The primary beneficiary is the person who will be paid death proceeds when the insured dies. The contingent beneficiary, if any, will become the beneficiary if no primary beneficiary is living on the date of the insured's death. More than one primary and contingent beneficiary can be named. If there is more than one primary beneficiary alive when the insured dies, we will pay the primary beneficiaries in equal shares unless you provide otherwise.

     The primary beneficiary and contingent beneficiary on the policy date are named in the application. While the insured is alive, you may change any beneficiary. Any change must be by written notice. Once recorded, the change will take effect as of the date you signed it. Such change will not affect any payment we make or action we take before it was recorded. An irrevocable beneficiary must consent in writing to any change in beneficiary.

     If any beneficiary dies before the insured, that beneficiary's interest in the death benefit will end. If any beneficiary dies at the same time as the insured, or within 30 days of the insured, that beneficiary's interest in the death benefit will end if no benefits have been paid to that beneficiary. If the interest of all designated beneficiaries has ended when the insured dies, we will pay the death benefit to you, or your estate if you are not living.

ASSIGNMENT

     You can assign any or all rights under your policy while the insured is living. Assignment of all rights is a change of ownership. An irrevocable beneficiary must consent in writing to any assignment. We are not responsible for the sufficiency or validity of any assignment. An assignment will not affect any payments we made or actions we have taken before we receive notice of the assignment.

     An assignment may be a taxable event. You should consult a tax adviser if you want to assign the policy.

                                MORE INFORMATION

EXECUTIVE OFFICERS AND DIRECTORS

     The name, age, positions and offices, term as director, and business experience during the past five years for the VFL's directors and executive officers are listed in the following table:

                                        OFFICERS OF VFL
 ----------------------------------------------------------------------------------------------
                                    POSITION(S)
                                       HELD                  PRINCIPAL OCCUPATION(S)
     NAME AND ADDRESS        AGE     WITH VFL                 DURING PAST FIVE YEARS
     ----------------        ---    -----------    --------------------------------------------
 Bernard L. Hengesbaugh...   52    Director,       Chairman of the Board and Chief Executive
 CNA Plaza                         Chairman of     Officer of CNA since February, 1999. Prior
 Chicago, IL 60685                 the Board and   thereto, Mr. Hengesbaugh was Executive Vice
                                   Chief           President and Chief Operating Officer
                                   Executive       Officer of CNA since February, 1998. Prior
                                   Officer         thereto, Mr. Hengesbaugh was Senior Vice
                                                   President of CNA since November, 1990. Mr.
                                                   Hengesbaugh has served as a Director of VFL
                                                   since February, 1999.

 Peter E. Jokiel..........   51    Senior Vice     Senior Vice President of CNA since President
 CNA Plaza                         President       November, 1990. Chief Financial Officer of
 Chicago, IL 60685                                 CNA from November, 1990 through October,
                                                   1997. Mr. Jokiel served as a Director of VFL
                                                   from July, 1992 through October, 1997.

 Jonathan D. Kantor.......   43    Senior Vice     Senior Vice President, Secretary, and
 CNA Plaza                         President,      General Counsel of CNA since April, 1997.
 Chicago, IL 60685                 Secretary,      Group Vice President of CNA General since
                                   General         April, 1994. Prior thereto, Mr. Kantor was a
                                   Counsel and     partner at the law firm of Shea & Gould.*
                                   Director        Mr. Kantor has served as a Director of VFL
                                                   since April, 1997.

 Robert V. Deutsch........   39    Senior Vice     Senior Vice President, Chief Financial
 CNA Plaza                         President,      Officer, and Director since August 16, 1998.
 Chicago, IL 60685                 Chief           Prior thereto, Officer for Executive Risk,
                                   Financial       Inc.
                                   Officer,
                                   Director

 Thomas Pontarelli........   51    Senior Vice     Senior Vice President, Human Resources since
 CNA Plaza                         President,      April 2000. Prior thereto, Group Vice
 Chicago, IL 60685                 Director        President, Human Resources. From May 1974 to
                                                   December 1997, series of positions
                                                   culminating in the position of Chairman, CEO
                                                   and President of Washington National
                                                   Insurance Company.

 Donald P. Lofe, Jr.......   42    Group Vice      Group Vice President, Corporate Finance
 CNA Plaza                         President,      Department since October 1998. Prior
 Chicago, IL 60685                 Director        thereto, partner-in-charge of
                                                   PricewaterhouseCoopers LLP.

 John M. Squarok,.........   46    Group Vice      Group Vice President of CNA since July 1998.
 CNA Plaza                         President and   Prior thereto, Mr. Squarok was Chief
 Chicago, IL 60685                 Director        Financial Officer of various businesses of
                                                   GE Capital from August 1988 until July 1998.
                                                   Director since August 1998.

-------------------------
* Shea & Gould declared bankruptcy in 1995.

     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of Valley Forge. Executive officers serve at the discretion of the Board of Directors.

VOTING

     Pursuant to our view of present applicable law, we will vote the shares of the portfolios at special meetings of shareholders in accordance with instructions received from all owners having a voting interest. We will vote shares for which we have not received instructions and any shares that are ours in the same proportion as the shares for which we have received instructions.

     If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

DISREGARD OF VOTING INSTRUCTIONS

     We may, when required to do so by state insurance authorities, vote shares of the portfolios without regard to instructions from owners. We will do this if such instructions would require the shares to be voted to cause a portfolio to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the portfolio. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the portfolios, if such disapproval:

     - is reasonable and is based on a good faith determination by us that the change would violate state or federal law;

     - the change would not be consistent with the investment objectives of the portfolios; or

     - varies from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

     In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

OUR RIGHT TO CONTEST

     Except for accidental death and disability benefits, we cannot contest your policy after it has been in force during the lifetime of the insured for two years from the policy date; nor can we contest any increased benefit or reinstatement after it has been in force, while the insured is alive, for two years after the effective date of such increase or reinstatement.

     We cannot contest your policy, any reinstatement or any increase in benefits after the policy date of the policy, reinstatement, or increase in benefits unless:

     - an answer in the application for the policy, reinstatement or increase in benefits was not true or correct; and

     - if we had known the truth, we would not have issued the policy as we did or increased the benefits.

     Any statement made by the insured will not be used in any contest unless a copy is furnished to the beneficiary.

FEDERAL TAX STATUS

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO LIFE INSURANCE IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. SECTION 7702 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("CODE"), DEFINES THE TERM "LIFE INSURANCE CONTRACT" FOR PURPOSES OF THE CODE. WE BELIEVE THAT THE POLICIES TO BE ISSUED WILL QUALIFY AS "LIFE INSURANCE CONTRACTS" UNDER
SECTION 7702. WE DO NOT GUARANTEE THE TAX STATUS OF THE POLICIES. PURCHASERS BEAR THE COMPLETE RISK THAT THE POLICIES MAY NOT BE TREATED AS "LIFE INSURANCE" UNDER FEDERAL INCOME TAX LAWS. PURCHASERS SHOULD CONSULT THEIR OWN TAX ADVISERS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS.

     INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

     We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

     DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer." We intend that each portfolio underlying the policies will be managed by the investment managers in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the separate account.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the separate account.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

     TAX TREATMENT OF THE POLICY. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.

     While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the policy.

     POLICY PROCEEDS. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Net Cash Value, including increments thereon, under a policy until there is a distribution of such amounts.

     Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each owner or beneficiary.

     TAX TREATMENT OF LOANS AND SURRENDERS. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first 7 policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

     Furthermore, any policy received in exchange for a policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the policy will not cause the policy to be treated as a MEC if no additional premiums are paid.

     Due to the flexible premium nature of the policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each policy.

     If the policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

     If a policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.

     Any loans from a policy which is not classified as a MEC, will be treated as indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the policy, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the policy owner, the excess generally will be treated as ordinary income.

     Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

     Policy owners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any policy.

     TAX TREATMENT OF SETTLEMENT OPTIONS. Under the Code, a portion of the settlement option payments which are in excess of the death benefit proceeds are included in the beneficiary's taxable income. Under a settlement option payable for the lifetime of the beneficiary, the death benefit proceeds are divided by the beneficiary's life expectancy and proceeds received in excess of these prorated amounts are included in taxable income. The value of the death benefit proceeds is reduced by the value of any period certain or refund guarantee. Under a fixed payment or fixed period option, the death benefit proceeds are prorated by dividing the proceeds over the payment period under the option. Any payments in excess of the prorated amount will be included in taxable income.

     MULTIPLE POLICIES. The Code further provides that multiple MECs which are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

     TAX TREATMENT OF ASSIGNMENTS. An assignment of a policy or the change of ownership of a policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your policy.

     QUALIFIED PLANS. The policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

     INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in gross income of the policy owner are subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

REPORTS TO OWNERS

     At least once every policy year, we will send you a report showing current cash values and other information required by laws and regulations. We will mail this report to you at your last known address.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

EXPERTS

     The financial statements for Valley Forge Life Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in the Statement of Additional Information which is part of this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements for each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Life Separate Account as of and for the year ended December 31, 1999 (for the two years ended December 31, 1999 with respect to the statements of changes in net assets) included in this Prospectus which is part of this registration statement and have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the registration statement, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     Actuarial matters included in this prospectus have been examined by Rodney
E. Rishel, Jr., FSA, MAAA, whose opinion is filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

     Our financial statements included herein should be considered only as bearing upon our ability to meet our obligations under the policies.

                          INDEPENDENT AUDITORS' REPORT

TO THE CONTRACTHOLDERS OF VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT AND THE BOARD OF DIRECTORS OF VALLEY FORGE LIFE INSURANCE
COMPANY:

     We have audited the accompanying statement of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Life Separate Account (the "Account") as of December 31, 1999, the statements of operations for the year ended December 31, 1999, and changes in net assets for the two years ended December 31, 1999. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Fund Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth with Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets, Van Eck Emerging Markets Fund, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Flexible Income Portfolio, Janus Aspen International Growth Portfolio and Janus Aspen World Wide Growth Portfolio. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1999, the results of their operations for the year ended December 31, 1999, and the changes in their net assets for the two years ended December 31, 1999, are in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Chicago, Illinois
February 24, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES

                                                                FIDELITY     FIDELITY
                        FEDERATED    FEDERATED    FEDERATED      EQUITY-      ASSET       FIDELITY     FIDELITY
                       PRIME MONEY    UTILITY    HIGH INCOME     INCOME      MANAGER     INDEX 500    CONTRAFUND
  DECEMBER 31, 1999      FUND II      FUND II    BOND FUND II   PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
  -----------------    -----------   ---------   ------------   ---------   ---------    ---------    ----------
ASSETS:
  Investments, at
    market value (see
    supplemental cost
    information
    below)...........  $1,337,536    $123,711      $107,312     $628,527    $  266,010   $1,819,650   $1,141,432
                       ----------    --------      --------     --------    ----------   ----------   ----------
TOTAL ASSETS.........   1,337,536     123,711       107,312      628,527       266,010    1,819,650    1,141,432
                       ----------    --------      --------     --------    ----------   ----------   ----------
LIABILITIES:
  Payable for fund
    withdrawals and
    surrenders.......     (26,564)       (867)           --      (13,051)           --           --     (601,696)
                       ----------    --------      --------     --------    ----------   ----------   ----------
TOTAL LIABILITIES....     (26,564)       (867)           --      (13,051)           --           --     (601,696)
                       ----------    --------      --------     --------    ----------   ----------   ----------
NET ASSETS...........  $1,310,972    $122,844      $107,312     $615,476    $  266,010   $1,819,650   $  539,736
                       ==========    ========      ========     ========    ==========   ==========   ==========
SUPPLEMENTAL COST
  INFORMATION:
  Investments, at
    cost.............  $1,310,972    $122,453      $109,593     $623,780    $  247,427   $1,879,231   $1,080,717
                       ==========    ========      ========     ========    ==========   ==========   ==========

                                                                                                           JANUS
                                         JANUS                                 JANUS         JANUS         ASPEN
                           VAN ECK       ASPEN         JANUS       JANUS       ASPEN         ASPEN         WORLD
                           EMERGING     CAPITAL        ASPEN       ASPEN     FLEXIBLE    INTERNATIONAL      WIDE
                           MARKETS    APPRECIATION    GROWTH     BALANCED     INCOME        GROWTH         GROWTH
    DECEMBER 31, 1999        FUND      PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
    -----------------      --------   ------------   ---------   ---------   ---------   -------------   ---------
ASSETS:
Investments, at market
  value (see supplemental
  cost information
  below).................  $85,808      $231,654     $118,851     $12,165      $217         $31,404       $94,996
                           -------      --------     --------     -------      ----         -------       -------
TOTAL ASSETS.............   85,808       231,654      118,851      12,165       217          31,404        94,996
                           -------      --------     --------     -------      ----         -------       -------
LIABILITIES:
  Payable for fund
    withdrawals and
    surrenders...........       --            --           --         (23)       (1)            (14)           --
                           -------      --------     --------     -------      ----         -------       -------
TOTAL LIABILITIES........       --            --           --         (23)       (1)            (14)           --
                           -------      --------     --------     -------      ----         -------       -------
NET ASSETS...............  $85,808      $231,654     $118,851     $12,142      $216         $31,390       $94,996
                           =======      ========     ========     =======      ====         =======       =======
SUPPLEMENTAL COST
  INFORMATION:
  Investments, at cost...  $60,834      $192,395     $102,538     $11,102      $215         $26,521       $77,201
                           =======      ========     ========     =======      ====         =======       =======

                   See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
               STATEMENTS OF ASSETS AND LIABILITIES -- CONTINUED

  THE ALGER                   THE ALGER                           MFS                                        VAN ECK
   AMERICAN      THE ALGER    AMERICAN      MFS                  GROWTH      MFS        MFS       SOGEN     WORLDWIDE
    SMALL         AMERICAN     MIDCAP     EMERGING     MFS        WITH     LIMITED     TOTAL     OVERSEAS     HARD
CAPITALIZATION     GROWTH      GROWTH      GROWTH    RESEARCH    INCOME    MATURITY    RETURN    VARIABLE    ASSETS
  PORTFOLIO      PORTFOLIO    PORTFOLIO    SERIES     SERIES     SERIES     SERIES     SERIES      FUND       FUND
--------------   ---------    ---------   --------   --------    ------    --------    ------    --------   ---------
   306,155       $1,359,820   $457,509    $915,394   $428,976   $502,242   $77,690    $341,613   $288,735    $23,391
   -------       ----------   --------    --------   --------   --------   -------    --------   --------    -------
   306,155        1,359,820    457,509     915,394    428,976    502,242    77,690     341,613    288,735     23,391
   -------       ----------   --------    --------   --------   --------   -------    --------   --------    -------
   (14,699)              --     (3,400)         (8)    (2,698)      (373)   (4,181)         --         --        (26)
   -------       ----------   --------    --------   --------   --------   -------    --------   --------    -------
   (14,699)              --     (3,400)         (8)    (2,698)      (373)   (4,181)         --         --        (26)
   -------       ----------   --------    --------   --------   --------   -------    --------   --------    -------
   291,456       $1,359,820   $454,109    $915,386   $426,278   $501,869   $73,509    $341,613   $288,735    $23,365
   =======       ==========   ========    ========   ========   ========   =======    ========   ========    =======
   253,752       $1,193,861   $387,900    $686,138   $348,548   $466,568   $77,882    $350,610   $247,934    $22,339
   =======       ==========   ========    ========   ========   ========   =======    ========   ========    =======

                   See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                            STATEMENTS OF OPERATIONS

                                                                 FIDELITY    FIDELITY
                         FEDERATED    FEDERATED    FEDERATED      EQUITY-      ASSET     FIDELITY     FIDELITY
FOR THE YEAR ENDED      PRIME MONEY    UTILITY    HIGH INCOME     INCOME      MANAGER    INDEX 500   CONTRAFUND
DECEMBER 31, 1999         FUND II      FUND II    BOND FUND II   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
------------------      -----------   ---------   ------------   ---------   ---------   ---------   ----------
Investment income:
  Dividend income.....   $ 34,277      $ 5,412      $  6,010     $ 18,590     $13,097    $   8,382   $  16,984
                         --------      -------      --------     --------     -------    ---------   ---------
                           34,277        5,412         6,010       18,590      13,097        8,382      16,984
                         --------      -------      --------     --------     -------    ---------   ---------
Expenses:
  Mortality and
    expense risk
    charges...........      6,667          803           750        4,465       1,936        9,965       6,231
  Policy fees/Cost of
    insurance.........     75,698       10,867        12,804       52,685      20,302      135,236      78,259
                         --------      -------      --------     --------     -------    ---------   ---------
                           82,365       11,670        13,554       57,150      22,238      145,201      84,490
                         --------      -------      --------     --------     -------    ---------   ---------
  NET INVESTMENT
    INCOME (LOSS).....    (48,088)      (6,258)       (7,544)     (38,560)     (9,141)    (136,819)    (67,506)
Investment gains and
  (losses):
  Net realized gains
    (losses)..........         --          750        (2,687)       4,507       6,698       69,785     142,245
  Net unrealized gains
    (losses)..........         --       (3,365)       (2,743)     (22,236)     11,758     (105,956)   (584,391)
                         --------      -------      --------     --------     -------    ---------   ---------
  NET REALIZED AND
    UNREALIZED
    INVESTMENT GAINS
    (LOSSES)..........         --       (2,615)       (5,430)     (17,729)     18,456      (36,171)   (442,146)
                         --------      -------      --------     --------     -------    ---------   ---------
NET INCREASE
  (DECREASE) IN NET
  ASSETS RESULTING
  FROM OPERATIONS.....   $(48,088)     $(8,873)     $(12,974)    $(56,289)    $ 9,315    $(172,990)  $(509,652)
                         ========      =======      ========     ========     =======    =========   =========

                   See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                     STATEMENTS OF OPERATIONS -- CONTINUED

                                           JANUS                                 JANUS         JANUS         JANUS
                             VAN ECK       ASPEN         JANUS       JANUS       ASPEN         ASPEN         ASPEN
                             EMERGING     CAPITAL        ASPEN       ASPEN     FLEXIBLE    INTERNATIONAL   WORLD WIDE
FOR THE YEAR ENDED           MARKETS    APPRECIATION    GROWTH     BALANCED     INCOME        GROWTH         GROWTH
DECEMBER 31, 1999              FUND      PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------           --------   ------------   ---------   ---------   ---------   -------------   ----------
Investment income:
  Dividend income..........       --           --            --         --         --              --            --
                             -------      -------       -------      -----       ----         -------       -------
                                  --           --            --         --         --              --            --
                             -------      -------       -------      -----       ----         -------       -------
Expenses:
    Mortality and expense
      risk charges.........  $   167      $   453       $   133      $  12         --         $    58       $   157
  Policy fees/Cost of
    insurance..............    6,146        1,330           684        137       $ 38             293           651
                             -------      -------       -------      -----       ----         -------       -------
                               6,313        1,783           817        149         38             351           808
                             -------      -------       -------      -----       ----         -------       -------
  NET INVESTMENT INCOME
    (LOSS).................   (6,313)      (1,783)         (817)      (149)       (38)           (351)         (808)
Investment gains and
  (losses):
  Net realized gains
    (losses)...............    6,510       23,381          (237)        11         --          11,007        11,697
  Net unrealized gains
    (losses)...............   25,767       39,259        16,313      1,040          1           4,869        17,795
                             -------      -------       -------      -----       ----         -------       -------
  NET REALIZED AND
    UNREALIZED
    INVESTMENT GAINS
    (LOSSES)...............   32,277       62,640        16,076      1,051          1          15,876        29,492
                             -------      -------       -------      -----       ----         -------       -------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS...............  $25,964      $60,857       $15,259      $ 902       $(37)        $15,525       $28,684
                             =======      =======       =======      =====       ====         =======       =======

                   See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                     STATEMENTS OF OPERATIONS -- CONTINUED

    THE ALGER                   THE ALGER                           MFS                                        VAN ECK
     AMERICAN      THE ALGER    AMERICAN      MFS                  GROWTH      MFS        MFS       SOGEN     WORLDWIDE
      SMALL         AMERICAN     MIDCAP     EMERGING     MFS        WITH     LIMITED     TOTAL     OVERSEAS     HARD
  CAPITALIZATION     GROWTH      GROWTH      GROWTH    RESEARCH    INCOME    MATURITY    RETURN    VARIABLE    ASSETS
    PORTFOLIO      PORTFOLIO    PORTFOLIO    SERIES     SERIES     SERIES     SERIES     SERIES      FUND       FUND
  --------------   ---------    ---------   --------   --------    ------    --------    ------    --------   ---------
     $16,693       $   62,822   $ 38,874          --   $  2,935   $  1,986   $ 4,218    $ 12,074   $  3,304    $   190
     -------       ----------   --------    --------   --------   --------   -------    --------   --------    -------
      16,693           62,822     38,874          --      2,935      1,986     4,218      12,074      3,304        190
     -------       ----------   --------    --------   --------   --------   -------    --------   --------    -------
       1,619            7,580      2,650    $  4,133      3,363      3,016       586       2,243      2,004        154
      21,221           90,363     30,100      58,872     36,824     39,310     8,706      26,801     31,183      2,422
     -------       ----------   --------    --------   --------   --------   -------    --------   --------    -------
      22,840           97,943     32,750      63,005     40,187     42,326     9,292      29,044     33,187      2,576
     -------       ----------   --------    --------   --------   --------   -------    --------   --------    -------
      (6,147)         (35,121)     6,124     (63,005)   (37,252)   (40,340)   (5,074)    (16,970)   (29,883)    (2,386)
      23,168           77,813      9,208      23,492     10,097      5,229      (210)      4,670     38,990        760
      27,800          122,720     43,822     188,807     59,131     18,997    (3,124)    (14,859)    42,033      1,839
     -------       ----------   --------    --------   --------   --------   -------    --------   --------    -------
      50,968          200,533     53,030     212,299     69,228     24,226    (3,334)    (10,189)    81,023      2,599
     -------       ----------   --------    --------   --------   --------   -------    --------   --------    -------
     $44,821       $  165,412   $ 59,154    $149,294   $ 31,976   $(16,114)  $(8,408)   $(27,159)  $ 51,140    $   213
     =======       ==========   ========    ========   ========   ========   =======    ========   ========    =======

                   See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               FIDELITY
                                       FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
                                      PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
FOR THE YEAR ENDED DECEMBER 31, 1999    FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
------------------------------------  -----------   ---------   ------------   -------------   ---------   ---------    ----------
From operations:
  Net investment income (loss)...     $  (48,088)   $ (6,258)     $ (7,544)      $(38,560)     $ (9,141)   $ (136,819)   $(67,506)
Net realized and unrealized
  investment gains (losses)...                --      (2,615)       (5,430)       (17,729)       18,456       (36,171)   (442,146)
                                      ----------    --------      --------       --------      --------    ----------    --------
    Change in net assets resulting
      from operations.........           (48,088)     (8,873)      (12,974)       (56,289)        9,315      (172,990)   (509,652)
                                      ----------    --------      --------       --------      --------    ----------    --------
From capital transactions:
  Net premiums/deposits.......         1,215,907      85,733        78,714        410,539       148,962     1,212,597     672,068
  Surrenders and withdrawals...           (1,542)         19          (941)         1,122          (523)       (9,452)     (3,707)
  Transfers in (out of) subaccounts,
    net -- Note 1.............          (702,832)     (3,776)      (22,988)       (39,350)       22,540       369,492      53,687
                                      ----------    --------      --------       --------      --------    ----------    --------
    Change in net assets resulting
      from capital transactions...       511,533      81,976        54,785        372,311       170,979     1,572,637     722,048
                                      ----------    --------      --------       --------      --------    ----------    --------
Increase in net assets........           463,445      73,103        41,811        316,022       180,294     1,399,647     212,396
Net assets at beginning of period...     847,527      49,741        65,501        299,454        85,716       420,003     327,340
                                      ----------    --------      --------       --------      --------    ----------    --------
        NET ASSETS AT END OF
          PERIOD..............        $1,310,972    $122,844      $107,312       $615,476      $266,010    $1,819,650    $539,736
                                      ==========    ========      ========       ========      ========    ==========    ========
        NET ASSET VALUE PER UNIT AT
          END OF PERIOD.......        $     1.00    $  14.35      $  10.24       $  25.71      $  18.67    $   167.41    $  29.15
                                      ==========    ========      ========       ========      ========    ==========    ========
        UNITS OUTSTANDING AT END OF
          PERIOD..............         1,310,972       8,561        10,480         23,939        14,248        10,869      18,516
                                      ==========    ========      ========       ========      ========    ==========    ========

                                                                                               FIDELITY
                                       FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
                                      PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
FOR THE YEAR ENDED DECEMBER 31, 1998    FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
------------------------------------  -----------   ---------   ------------   -------------   ---------   ---------    ----------
From operations:
  Net investment income (loss)...     $  (14,476)   $ (3,056)     $ (5,532)      $(22,666)     $ (6,180)   $  (38,788)   $(22,765)
Net realized and unrealized
  investment gains (losses)...                --       3,330           192         11,559         6,583        46,453      46,063
                                      ----------    --------      --------       --------      --------    ----------    --------
    Change in net assets resulting
      from operations.........           (14,476)        274        (5,340)       (11,107)          403         7,665      23,298
                                      ----------    --------      --------       --------      --------    ----------    --------
From capital transactions:
  Net premiums/deposits.......         1,100,864      36,000        58,181        263,891        61,909       327,244     246,088
  Surrenders and withdrawals...             (572)        (83)         (165)        (2,423)         (129)       (6,058)     (1,201)
  Transfers in (out of) subaccounts,
    net -- Note 1.............          (303,884)       (229)        8,694         22,472        16,042        50,804      36,435
                                      ----------    --------      --------       --------      --------    ----------    --------
    Change in net assets resulting
      from capital transactions...       796,408      35,688        66,710        283,940        77,822       371,990     281,322
                                      ----------    --------      --------       --------      --------    ----------    --------
Increase (decrease) in net assets...     781,932      35,962        61,370        272,833        78,225       379,655     304,620
Net assets at beginning of period...      65,595      13,779         4,131         26,621         7,491        40,348      22,720
                                      ----------    --------      --------       --------      --------    ----------    --------
        NET ASSETS AT END OF
          PERIOD..............        $  847,527    $ 49,741      $ 65,501       $299,454      $ 85,716    $  420,003    $327,340
                                      ==========    ========      ========       ========      ========    ==========    ========
        NET ASSET VALUE PER UNIT AT
          END OF PERIOD.......        $     1.00    $  15.27      $  10.92       $  25.42      $  18.16    $   141.25    $  24.44
                                      ==========    ========      ========       ========      ========    ==========    ========
        UNITS OUTSTANDING AT END OF
          PERIOD..............           847,527       3,257         5,998         11,780         4,720         2,973      13,394
                                      ==========    ========      ========       ========      ========    ==========    ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED


  THE ALGER                   THE ALGER                           MFS                                        VAN ECK
   AMERICAN      THE ALGER    AMERICAN      MFS                  GROWTH      MFS        MFS       SOGEN     WORLDWIDE   VAN ECK
    SMALL         AMERICAN     MIDCAP     EMERGING     MFS        WITH     LIMITED     TOTAL     OVERSEAS     HARD      EMERGING
CAPITALIZATION     GROWTH      GROWTH      GROWTH    RESEARCH    INCOME    MATURITY    RETURN    VARIABLE    ASSETS     MARKETS
  PORTFOLIO      PORTFOLIO    PORTFOLIO    SERIES     SERIES     SERIES     SERIES     SERIES      FUND       FUND        FUND
--------------   ---------    ---------   --------   --------    ------    --------    ------    --------   ---------   --------
   $ (6,147)     $  (35,121)  $  6,124    $(63,005)  $(37,252)  $(40,340)  $(5,074)   $(16,970)  $(29,883)   $(2,386)   $(6,313)
     50,968         200,533     53,030     212,299     69,228     24,226    (3,334)    (10,189)    81,023      2,599     32,277
   --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------    -------
     44,821         165,412     59,154     149,294     31,976    (16,114)   (8,408)    (27,159)    51,140        213     25,964
   --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------    -------
    149,226         813,146    190,974     344,008    187,325    301,314    42,954     243,333     94,031     14,568     40,337
     (1,485)        (25,742)      (972)     (3,708)    (1,274)    (2,829)     (315)       (547)     2,448        (75)    (1,098)
    (32,320)        126,761     36,116     139,533      2,955      8,922   (14,192)     (2,322)     6,797     (1,744)     1,766
   --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------    -------
    115,421         914,165    226,118     479,833    189,006    307,407    28,447     240,464    103,276     12,749     41,005
   --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------    -------
    160,242       1,079,577    285,272     629,127    220,982    291,293    20,039     213,305    154,416     12,962     66,969
   $131,214         280,243    168,837     286,259    205,296    210,576    53,470     128,308    134,319     10,403     18,839
   --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------    -------
   $291,456      $1,359,820   $454,109    $915,386   $426,278   $501,869   $73,509    $341,613   $288,735    $23,365    $85,808
   ========      ==========   ========    ========   ========   ========   =======    ========   ========    =======    =======
   $  55.15      $    64.38   $  32.23     $ 37.94    $ 23.34   $  21.31   $  9.81    $  17.75   $  14.18    $ 10.96    $ 14.26
   ========      ==========   ========    ========   ========   ========   =======    ========   ========    =======    =======
      5,285          21,122     14,090      24,127     18,264     23,551     7,493      19,245     20,362      2,132      6,017
   ========      ==========   ========    ========   ========   ========   =======    ========   ========    =======    =======


  THE ALGER                   THE ALGER                           MFS                                        VAN ECK
   AMERICAN      THE ALGER    AMERICAN      MFS                  GROWTH      MFS        MFS       SOGEN     WORLDWIDE   VAN ECK
    SMALL         AMERICAN     MIDCAP     EMERGING     MFS        WITH     LIMITED     TOTAL     OVERSEAS     HARD      EMERGING
CAPITALIZATION     GROWTH      GROWTH      GROWTH    RESEARCH    INCOME    MATURITY    RETURN    VARIABLE    ASSETS     MARKETS
  PORTFOLIO      PORTFOLIO    PORTFOLIO    SERIES     SERIES     SERIES     SERIES     SERIES      FUND       FUND        FUND
--------------   ---------    ---------   --------   --------    ------    --------    ------    --------   ---------   --------
   $ (3,424)     $   (6,097)  $ (9,436)   $(22,642)  $(15,787)  $(18,580)  $(4,763)   $ (5,524)  $(14,549)   $  (417)   $(3,614)
      4,449          44,836     22,499      40,816     18,836     12,276      (499)      6,093     (3,210)    (3,800)    (3,708)
   --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------    -------
      1,025          38,739     13,063      18,174      3,049     (6,304)   (5,262)        569    (17,759)    (4,217)    (7,322)
   --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------    -------
     88,005         171,948    119,140     214,349    173,364    141,269    47,751      97,181    135,934      9,690     20,390
       (313)         (1,636)    (1,360)       (734)    (2,718)    (2,367)     (363)       (194)    (2,482)      (156)      (296)
     26,949          37,058     26,519      27,749     11,059     51,081        (7)     28,785      5,437       (816)      (690)
   --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------    -------
    114,641         207,370    144,299     241,364    181,705    189,983    47,381     125,772    138,889      8,718     19,404
   --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------    -------
    115,666         246,109    157,362     259,538    184,754    183,679    42,119     126,341    121,130      4,501     12,082
     15,548          34,134     11,475      26,721     20,542     26,897    11,351       1,967     13,189      5,902      6,757
   --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------    -------
   $131,214      $  280,243   $168,837    $286,259   $205,296   $210,576   $53,470    $128,308   $134,319    $10,403    $18,839
   ========      ==========   ========    ========   ========   ========   =======    ========   ========    =======    =======
   $  43.97      $    53.22   $  28.87     $ 21.47    $ 19.05   $  20.11   $ 10.16    $  18.12   $  10.07    $  9.20    $  7.12
   ========      ==========   ========    ========   ========   ========   =======    ========   ========    =======    =======
      2,984           5,266      5,848      13,333     10,777     10,471     5,263       7,081     13,339      1,131      2,646
   ========      ==========   ========    ========   ========   ========   =======    ========   ========    =======    =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED

                                             JANUS                                 JANUS         JANUS         JANUS
                                             ASPEN         JANUS       JANUS       ASPEN         ASPEN         ASPEN
                                            CAPITAL        ASPEN       ASPEN     FLEXIBLE    INTERNATIONAL   WORLD WIDE
           FOR THE YEAR ENDED             APPRECIATION    GROWTH     BALANCED     INCOME        GROWTH         GROWTH
           DECEMBER 31, 1999               PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
           ------------------             ------------   ---------   ---------   ---------   -------------   ----------
From operations:
  Net investment income (loss)..........    $ (1,783)    $   (817)    $  (149)    $  (38)       $  (351)      $  (808)
  Net realized and unrealized investment
    gains (losses)......................      62,640       16,076       1,051          1         15,876        29,492
                                            --------     --------     -------     ------        -------       -------
    Change in net assets resulting from
      operations........................      60,857       15,259         902        (37)        15,525        28,684
                                            --------     --------     -------     ------        -------       -------
From capital transactions:
  Net premiums/deposits.................     170,800      103,592      11,240        253         15,865        66,312
  Surrenders and withdrawals............          --           --          --         --             --            --
  Transfers in (out of) subaccounts,
    net--Note 1.........................          (3)          --          --         --             --            --
                                            --------     --------     -------     ------        -------       -------
    Change in net assets resulting from
      capital transactions..............     170,797      103,592      11,240        253         15,865        66,312
                                            --------     --------     -------     ------        -------       -------
Increase in net assets..................     231,654      118,851      12,142        216         31,390        94,996
Net assets at beginning of period.......          --           --          --         --             --            --
                                            --------     --------     -------     ------        -------       -------
NET ASSETS AT END OF PERIOD.............    $231,654     $118,851     $12,142     $  216        $31,390       $94,996
                                            ========     ========     =======     ======        =======       =======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD................................    $  33.17     $  33.65     $ 27.92     $11.42        $ 38.67       $ 47.75
                                            ========     ========     =======     ======        =======       =======
UNITS OUTSTANDING AT END OF PERIOD......       6,984        3,532         435         19            812         1,989
                                            ========     ========     =======     ======        =======       =======

                   See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999

NOTE 1. ORGANIZATION

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select variable life policy ("Policy"). Under the terms of the Policy, policyowners select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account ("Fixed Account") or both the Variable Account and Fixed Account. Policyholders who invest in the Variable Account are hereinafter referred to as the contractholder.

     The Variable Account currently offers 24 subaccounts each of which invests in shares of a corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:
  FUND/SUBACCOUNT

FEDERATED ADVISERS:
  Federated Prime Money Fund II
  Federated Utility Fund II
  Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Variable Insurance Products
    Fund Equity-Income Portfolio
    ("Fidelity Equity-Income Portfolio")
  Fidelity Variable Insurance Products
    Fund II Asset Manager Portfolio
    ("Fidelity Asset Manager Portfolio")
  Fidelity Variable Insurance Products
    Fund II Index 500 Portfolio
    ("Fidelity Index 500 Portfolio")
  Fidelity Variable Insurance Products
    Fidelity Fund II Contrafund(R) Portfolio
    ("Fidelity Contrafund Portfolio")

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1999 -- CONTINUED

NOTE 1. ORGANIZATION -- (CONTINUED)
FRED ALGER MANAGEMENT, INC.:
  The Alger American Small Capitalization
    Portfolio
  The Alger American Growth Portfolio
  The Alger American MidCap Growth Portfolio

MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth With Income Series
  MFS Limited Maturity Series (closed to
    new investments)
  MFS Total Return Series

SOCIETE GENERALE ASSET MANAGEMENT
  CORP.:
  SoGen Overseas Variable Fund

VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund
  Van Eck Emerging Markets Fund

JANUS CAPITAL CORPORATION --
  INSTITUTIONAL CLASS:
  Janus Aspen Series Capital Appreciation Portfolio
  Janus Aspen Series Growth Portfolio
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Flexible Income Portfolio
  Janus Aspen Series International Growth Portfolio
  Janus Aspen Series World Wide Growth Portfolio

     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of amounts in the Fixed Account to any subaccount(s). The MFS Limited Maturity Series subaccount is not available to receive transfers from new participants as of May 1, 1999.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS -- Investments consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the statement of operations.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1999 -- CONTINUED

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)
     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds which are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

NOTE 3. CHARGES AND DEDUCTIONS

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits). Net premiums after these deductions are invested in the mutual funds.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1999 -- CONTINUED

NOTE 3. CHARGES AND DEDUCTIONS -- (CONTINUED)
     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

NOTE 4. DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

                          INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND STOCKHOLDER
VALLEY FORGE LIFE INSURANCE COMPANY

     We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly owned subsidiary of CNA Financial Corporation, an affiliate of Loew's Corporation) as of December 31, 1999 and 1998, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 1999 and 1998, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

     As discussed in Note 12 to the financial statements, the Company changed its method of accounting for liabilities for insurance-related assessments in 1999.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 23, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS

                        DECEMBER 31                              1999         1998
                        -----------                           ----------   ----------
(In thousands of dollars)
ASSETS:
  Investments:
  Fixed maturities available-for-sale (amortized cost:
     $548,444 and $454,635).................................  $  530,512   $  460,516
  Equity securities available-for-sale (cost: $0 and
     $981)..................................................          51        2,218
  Policy loans..............................................      93,575       74,150
  Other invested assets.....................................         433          485
  Short-term investments....................................      24,714       81,418
                                                              ----------   ----------
          TOTAL INVESTMENTS.................................     649,285      618,787
Cash........................................................       3,529        3,750
Receivables:
  Reinsurance...............................................   2,414,553    2,119,897
  Premium and other.........................................      82,852       76,690
  Less allowance for doubtful accounts......................         (12)         (26)
Deferred acquisition costs..................................     127,297      111,963
Accrued investment income...................................      11,066        7,721
Receivables for securities sold.............................       2,426           --
Federal income tax recoverable..............................       4,316           --
Other.......................................................       4,883          902
Separate Account business...................................     209,183       73,745
                                                              ----------   ----------
          TOTAL ASSETS......................................  $3,509,378   $3,013,429
                                                              ==========   ==========
LIABILITIES AND STOCKHOLDER'S EQUITY:
Liabilities:
  Insurance reserves:
     Future policy benefits.................................  $2,751,396   $2,438,305
     Claims and claim expense...............................     139,653       93,001
     Policyholders' funds...................................      43,466       42,746
Payables for securities purchased...........................       2,421          370
Federal income taxes payable................................          --        6,468
Deferred income taxes.......................................       2,694        6,213
Due to affiliates...........................................      12,435        1,946
Commissions and other payables..............................      95,976       86,815
Separate Account business...................................     209,183       73,745
                                                              ----------   ----------
          TOTAL LIABILITIES.................................   3,257,224    2,749,609
                                                              ----------   ----------
Commitments and contingent liabilities
Stockholder's Equity
  Common stock ($50 par value; Authorized--200,000 shares;
     Issued--50,000 shares).................................       2,500        2,500
  Additional paid-in capital................................      69,150       69,150
  Retained earnings.........................................     191,464      187,683
  Accumulated other comprehensive income (loss).............     (10,960)       4,487
                                                              ----------   ----------
          TOTAL STOCKHOLDER'S EQUITY........................     252,154      263,820
                                                              ----------   ----------
          TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY........  $3,509,378   $3,013,429
                                                              ==========   ==========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS

                YEAR ENDED DECEMBER 31                    1999       1998       1997
                ----------------------                  --------   --------   --------
(In thousands of dollars)
Revenues:
  Premiums............................................  $310,719   $315,599   $332,172
  Net investment income...............................    39,148     35,539     29,913
  Realized investment gains (losses)..................   (19,081)    16,967      4,200
  Other...............................................     4,545      7,959      6,872
                                                        --------   --------   --------
                                                         335,331    376,064    373,157
                                                        --------   --------   --------
Benefits and expenses:
  Insurance claims and policyholders' benefits........   291,547    301,900    307,207
  Amortization of deferred acquisition costs..........    13,942     11,807     11,818
  Other operating expenses............................    23,740     35,813     33,505
                                                        --------   --------   --------
                                                         329,229    349,520    352,530
                                                        --------   --------   --------
  Income before income tax expense and cumulative
     effect of change in accounting principle.........     6,102     26,544     20,627
Income tax expense....................................     2,087      9,091      7,297
                                                        --------   --------   --------
  Income before cumulative effect of change in
     accounting principle.............................     4,015     17,453     13,330
  Cumulative effect of change in accounting principle,
     net of tax-Note 12...............................       234         --         --
                                                        --------   --------   --------
  NET INCOME..........................................  $  3,781   $ 17,453   $ 13,330
                                                        ========   ========   ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                               ACCUMULATED
                                                                                  OTHER
                                      ADDITIONAL   COMPREHENSIVE              COMPREHENSIVE       TOTAL
                             COMMON    PAID-IN        INCOME       RETAINED      INCOME       STOCKHOLDER'S
                             STOCK     CAPITAL        (LOSS)       EARNINGS      (LOSS)          EQUITY
                             ------   ----------   -------------   --------   -------------   -------------
(In thousands of dollars)
BALANCE, DECEMBER 31,
  1996.....................  $2,500    $39,150                     $156,900     $    990        $199,540
Comprehensive income:
  Net income...............     --          --       $ 13,330        13,330           --          13,330
  Other comprehensive
     income................     --          --          3,390            --        3,390           3,390
                                                     --------
          Total
            comprehensive
            income.........                          $ 16,720
                                                     ========
BALANCE, DECEMBER 31,
  1997.....................  2,500      39,150                      170,230        4,380         216,260
Capital Contribution from
  Assurance................     --      30,000                           --           --          30,000
Comprehensive income:
  Net income...............     --          --       $ 17,453        17,453           --          17,453
  Other comprehensive
     income................     --          --            107            --          107             107
                                                     --------
          Total
            comprehensive
            income.........                          $ 17,560
                                                     ========
BALANCE, DECEMBER 31,
  1998.....................  2,500      69,150                      187,683        4,487         263,820
Comprehensive income
  (loss):
  Net income...............     --          --       $  3,781         3,781           --           3,781
  Other comprehensive
     loss..................     --          --        (15,447)           --      (15,447)        (15,447)
                                                     --------
          Total
            comprehensive
            loss...........                          $(11,666)
                                                     ========
BALANCE, DECEMBER 31,
  1999.....................  $2,500    $69,150                     $191,464     $(10,960)       $252,154
                             ======    =======       ========      ========     ========        ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                   DECEMBER 31                        1999         1998        1997
                   -----------                     -----------   ---------   ---------
(In thousands of dollars)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income.....................................  $     3,781   $  17,453   $  13,330
  Adjustments to reconcile net income to net cash
     flows from operating activities:
     Deferred income tax provision...............        4,924       2,058       2,581
     Realized investment losses (gains)..........       19,081     (16,967)     (4,200)
     Amortization of bond discount...............       (2,999)     (4,821)     (2,438)
     Changes in:
       Receivables, net..........................     (300,832)   (544,920)   (269,787)
       Deferred acquisition costs................      (13,866)    (16,746)    (20,765)
       Accrued investment income.................       (3,345)     (2,476)       (300)
       Due to/from affiliates....................      (10,489)     37,945      31,500
       Federal income taxes payable and
          receivable.............................      (10,784)        493       2,151
       Insurance reserves........................      380,939     541,560     221,252
       Commissions and other payables and
          other..................................       25,642     (18,804)     47,212
                                                   -----------   ---------   ---------
          Total adjustments......................       88,271     (22,678)      7,206
                                                   -----------   ---------   ---------
          NET CASH FLOWS FROM OPERATING
            ACTIVITIES...........................       92,052      (5,225)     20,536
                                                   -----------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturities..................   (1,512,848)   (744,431)   (464,361)
  Proceeds from fixed maturities:
     Sales.......................................    1,339,905     741,277     278,459
     Maturities, calls and redemptions...........       58,263      33,635      45,442
  Purchases of equity securities.................           --          (5)     (1,334)
  Proceeds from sale of equity securities........        2,647           5       2,447
  Change in short-term investments...............       59,455     (73,233)     39,301
  Change in policy loans.........................      (19,424)     (7,179)     (6,704)
  Change in other invested assets................          205         (82)       (580)
  Other, net.....................................           --          --          --
                                                   -----------   ---------   ---------
       NET CASH FLOWS FROM INVESTING
          ACTIVITIES.............................      (71,797)    (50,013)   (107,330)
                                                   -----------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to
     policyholder accounts.......................       15,901      30,007     111,478
  Return of policyholder account balances on
     investment contracts........................      (36,377)    (25,584)    (24,878)
  Capital contribution from Assurance............           --      30,000          --
                                                   -----------   ---------   ---------
       NET CASH FLOWS FROM FINANCING
          ACTIVITIES.............................      (20,476)     34,423      86,600
                                                   -----------   ---------   ---------
       NET CASH FLOWS............................         (221)    (20,815)       (194)
Cash at beginning of period......................        3,750      24,565      24,759
                                                   -----------   ---------   ---------
CASH AT END OF PERIOD............................  $     3,529   $   3,750   $  24,565
                                                   ===========   =========   =========
Supplemental disclosures of cash flow
  information:
  Federal income taxes paid......................  $     8,260   $   6,651   $   2,488
                                                   ===========   =========   =========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) is a wholly-owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNAF). Loews Corporation owns approximately 86% of the outstanding common stock of CNAF.

     VFL markets and underwrites insurance products designed to satisfy the life, health insurance and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form include life, pension, accident and health insurance.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its separate account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Certain amounts applicable to prior years have been reclassified to conform to classifications followed in 1999.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INSURANCE

     Premium revenue -- Revenues on universal life type contracts are comprised of contract charges and fees which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the terms of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Other life insurance premiums are recognized as revenue when due, after deductions for ceded insurance.

     Future policy benefit reserves -- Reserves for traditional life insurance products (whole and term life products) are computed based upon the net level premium method using actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions include a margin for adverse deviation and generally vary by plan, age at issue and policy duration. Interest rates range from 3% to 9%, and mortality, morbidity and withdrawal assumptions reflect VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Reserves for universal life-type contracts are equal to the account balances that accrue to the benefit of the policyholders. Interest crediting rates ranged from 4.45% to 7.25% for the three years ended December 31, 1999.

     Claim and claim expense reserves -- Claim reserves include provisions for reported claims in the course of settlement and estimates of unreported losses based upon past experience and estimates of future expenses to be incurred in settlement of claims.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)
     Reinsurance -- In addition to the Reinsurance Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes coinsurance, yearly renewable term and facultative programs. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability and future policy benefit reserves.

     Deferred acquisition costs -- Cost of acquiring life insurance business are capitalized and amortized based on assumptions consistent with those used for computing future policy benefit reserves. Acquisition costs on traditional life business are amortized over the assumed premium paying periods. Universal life and annuity acquisition costs are amortized in proportion to the present value of the estimated gross profits over the products' assumed durations. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment to the unrealized gains or losses included in stockholder's equity.

INVESTMENTS

     Valuation of investments -- VFL classifies its fixed maturities and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in net investment income.

     Policy loans are carried at unpaid balances. Short-term investments, which have an original maturity of one year or less, are carried at amortized cost which approximates market value. VFL has no real estate or mortgage loans.

     VFL records its derivative securities at fair value at the reporting date and changes in fair value are reflected in realized investment gains and losses. VFL's derivatives are made up of interest rate caps and purchased options and are classified as other invested assets.

     Investment gains and losses -- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost of the specific securities sold. Unrealized investment gains and losses on fixed maturities and equity securities are reflected as part of stockholder's equity, net of applicable deferred income taxes and deferred acquisition costs. Investments are written down to estimated fair values and losses are charged to income when a decline in value is considered to be other than temporary.

     Securities lending activities -- VFL lends securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL equal to 100% of the fair value of the securities if the collateral is cash, or 102% if the collateral is securities. Cash deposits from these transactions are invested in short term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL continues to receive the interest on loaned debt securities as beneficial owner, and accordingly, loaned debt securities are included in fixed maturity securities. VFL had no securities on loan at December 31, 1999 or 1998.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)
     Separate Account business -- VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of these contracts and policies are legally segregated and reflected as assets and liabilities of Separate Account business. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values.

INCOME TAXES

     VFL accounts for income taxes under the liability method. Under the liability method deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses.

NOTE 2. INVESTMENTS

     The significant components of net investment income are presented in the following table:

                             NET INVESTMENT INCOME

YEAR ENDED DECEMBER 31                                    1999      1998      1997
----------------------                                   -------   -------   -------
(In thousands of dollars)
Fixed maturities -- Taxable bonds......................  $30,851   $27,150   $20,669
Equity securities......................................       54        72        72
Policy loans...........................................    4,963     4,760     4,264
Short-term investments.................................    2,969     3,803     4,885
Other..................................................      778       105       201
                                                         -------   -------   -------
                                                          39,615    35,890    30,091
Investment expense.....................................      467       351       178
                                                         -------   -------   -------
  NET INVESTMENT INCOME................................  $39,148   $35,539   $29,913
                                                         =======   =======   =======

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2. INVESTMENTS -- (CONTINUED)
     Net realized investment gains (losses) and unrealized appreciation (depreciation) in investments are set forth in the following table:

                     ANALYSIS OF INVESTMENT GAINS (LOSSES)

                 YEAR ENDED DECEMBER 31                      1999      1998      1997
                 ----------------------                    --------   -------   ------
(In thousands of dollars)
Realized investment gains (losses):
  Fixed maturities.......................................  $(20,981)  $16,907   $3,333
  Equity securities......................................     1,667         0    1,021
  Other..................................................       233        60     (154)
                                                           --------   -------   ------
                                                            (19,081)   16,967    4,200
Income tax benefit (expense).............................     6,679    (5,938)  (1,470)
                                                           --------   -------   ------
     Net realized investment gains (losses)..............   (12,402)   11,029    2,730
                                                           --------   -------   ------
Change in net unrealized investment gains (losses):
  Fixed maturities.......................................   (23,813)      441    5,806
  Equity securities......................................    (1,186)      (42)    (607)
  Adjustment to deferred policy acquisition costs related
     to unrealized gains (losses) and other..............     1,235      (235)      20
                                                           --------   -------   ------
                                                            (23,764)      164    5,219
Deferred income tax (expense) benefit....................     8,317       (57)  (1,829)
                                                           --------   -------   ------
     Change in net unrealized investment gains
       (losses)..........................................   (15,447)      107    3,390
                                                           --------   -------   ------
  NET REALIZED AND UNREALIZED INVESTMENT GAINS
     (LOSSES)............................................  $(27,849)  $11,136   $6,120
                                                           ========   =======   ======

              SUMMARY OF GROSS REALIZED INVESTMENT GAINS (LOSSES)
                   FOR FIXED MATURITIES AND EQUITY SECURITIES

                                     1999                      1998                      1997
                            -----------------------   -----------------------   -----------------------
                              FIXED        EQUITY       FIXED        EQUITY       FIXED        EQUITY
YEAR ENDED DECEMBER 31      MATURITIES   SECURITIES   MATURITIES   SECURITIES   MATURITIES   SECURITIES
----------------------      ----------   ----------   ----------   ----------   ----------   ----------
(In thousands of dollars)
Proceeds from sales.......  $1,339,905     $2,647      $741,277        $5        $278,459      $2,447
                            ==========     ======      ========        ==        ========      ======
Gross realized gains......  $    4,399     $1,667      $ 17,604        $--       $  4,793      $1,113
Gross realized losses.....     (25,380)        --          (697)       --          (1,460)        (92)
                            ----------     ------      --------        --        --------      ------
  NET REALIZED GAINS
     (LOSSES) ON SALES....  $  (20,981)    $1,667      $ 16,907        $--       $  3,333      $1,021
                            ==========     ======      ========        ==        ========      ======

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2. INVESTMENTS -- (CONTINUED)
              ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES)
               INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

                                           1999                          1998
                               ----------------------------   --------------------------
DECEMBER 31                    GAINS     LOSSES      NET      GAINS    LOSSES      NET
-----------                    ------   --------   --------   ------   -------   -------
(In thousands of dollars)
Fixed maturities.............  $  666   $(18,598)  $(17,932)  $6,926   $(1,045)  $ 5,881
Equity securities............      51         --         51    1,237        --     1,237
Adjustment to deferred policy
  acquisition costs related
  to unrealized gains
  (losses) and other.........   1,468       (448)     1,020       --      (215)     (215)
                               ------   --------   --------   ------   -------   -------
                               $2,185   $(19,046)   (16,861)  $8,163   $(1,260)    6,903
                               ======   ========   ========   ======   =======   =======
Deferred income tax benefit
  (expense)..................                         5,901                       (2,416)
                                                   --------                      -------
  NET UNREALIZED INVESTMENT
     GAINS (LOSSES)..........                      $(10,960)                     $ 4,487
                                                   ========                      =======

                   SUMMARY OF INVESTMENTS IN FIXED MATURITIES
                    AND EQUITY SECURITIES AVAILABLE FOR SALE

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 1999                               COST        GAINS        LOSSES      VALUE
-----------------                             ---------   ----------   ----------   --------
(In thousands of dollars)
U.S. Treasuries and obligations of
  government agencies.......................  $253,041      $   --      $ 6,988     $246,053
Asset-backed securities.....................   107,275          50        4,200      103,125
Corporate securities........................   164,140          98        6,914      157,324
Other debt securities.......................    23,988         518          496       24,010
                                              --------      ------      -------     --------
     Total fixed maturities.................   548,444         666       18,598      530,512
Equity securities...........................        --          51           --           51
                                              --------      ------      -------     --------
     Total..................................  $548,444      $  717      $18,598     $530,563
                                              ========      ======      =======     ========
DECEMBER 31, 1998
----------------
U.S. Treasuries and obligations of
  government agencies.......................  $223,743      $1,601      $   563     $224,781
Asset-backed securities.....................   109,207       1,163          180      110,190
Corporate securities........................    98,466       2,512           81      100,897
Other debt securities.......................    23,219       1,650          221       24,648
                                              --------      ------      -------     --------
     Total fixed maturities.................   454,635       6,926        1,045      460,516
Equity securities...........................       981       1,237           --        2,218
                                              --------      ------      -------     --------
     Total..................................  $455,616      $8,163      $ 1,045     $462,734
                                              ========      ======      =======     ========

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2. INVESTMENTS -- (CONTINUED)
       SUMMARY OF INVESTMENTS IN FIXED MATURITIES BY CONTRACTUAL MATURITY

                                                                      1999
                                                              --------------------
                                                              AMORTIZED     FAIR
DECEMBER 31                                                     COST       VALUE
-----------                                                   ---------   --------
(In thousands of dollars)
Due in one year or less.....................................  $  4,130    $  4,115
Due after one year through five years.......................   180,447     176,798
Due after five years through ten years......................   194,438     188,778
Due after ten years.........................................    62,154      57,697
Asset-backed securities not due at a single maturity date...   107,275     103,124
                                                              --------    --------
     Total..................................................  $548,444    $530,512
                                                              ========    ========

     Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

     There are no investments, other than equity securities, that have not produced income for the years ended December 31, 1999 and 1998. Except for investments in securities of the U.S. Government and its Agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 1999.

     Securities with carrying values of $2.7 million and $2.8 million were deposited by VFL under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

NOTE 3. FINANCIAL INSTRUMENTS

     In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities, and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

     Fair values are required to be disclosed for all financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values may be based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are subjective in nature and are not necessarily indicative of the amounts VFL could realize in a current market exchange.

     All non-financial instruments such as deferred acquisition costs, reinsurance receivables, deferred income taxes and insurance reserves are excluded from fair value disclosure. Thus, the total fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

     The carrying amounts reported in the balance sheet approximate fair value for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities because of their short-term nature. Accordingly, these financial instruments are not listed in the table below. The carrying

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS -- (CONTINUED) amounts and estimated fair values of VFL's other financial instrument assets and liabilities are listed below:

                                                      1999                    1998
                                              ---------------------   ---------------------
                                              CARRYING   ESTIMATED    CARRYING   ESTIMATED
DECEMBER 31                                    AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
-----------                                   --------   ----------   --------   ----------
(In thousands of dollars)
FINANCIAL ASSETS
  Investments:
     Fixed maturities.......................  $530,512    $530,512    $460,516    $460,516
     Equity securities......................        51          51       2,218       2,218
     Policy loans...........................    93,575      87,156      74,150      72,148
     Other..................................       433         433         485         485
  Separate Account business:
     Fixed maturities.......................    12,999      12,999         247         247
     Equity securities (primarily mutual
       funds)...............................   175,772     175,772      55,577      55,577
     Other..................................       119         119         340         340
FINANCIAL LIABILITIES
  Premium deposits and annuity contracts....   294,777     278,810     332,665     312,979
                                              ========    ========    ========    ========

     The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

          Fixed maturities and equity securities are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

          The fair values for policy loans are estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

          Valuation techniques to determine fair value of Separate Account business assets consist of discounted cash flows and quoted market prices of (a) the investments or (b) comparable instruments. The fair value of Separate Account business liabilities approximates their carrying value.

     Premium deposits and annuity contracts are valued based on cash surrender values and the outstanding fund balances.

     VFL invests from time to time in certain derivative financial instruments primarily to reduce its exposure to market risk. Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

     Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS -- (CONTINUED)
     An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount. The notional principal amount is not actually borrowed or repaid.

     Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 1999. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 1999 and 1998 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts was $295 thousand at December 31, 1999 and was $1.5 million at December 31, 1998 as the separate accounts sold approximately $1.2 million of notional value in 1999. The contract of notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with these instruments is generally limited to the unrealized fair value of the instruments and will vary based on the credit worthiness of the counterparties. The risk of default depends on the creditworthiness of the counterparty to the instrument. Although VFL is exposed to the aforementioned credit risk, it does not expect any counterparty to fail to perform as contracted based on the creditworthiness of the counterparties. Due to the nature of the derivative securities, VFL does not require collateral.

     The fair value of derivatives generally reflects the estimated amounts that VFL would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments. The fair value of derivative financial assets (liabilities) in the general account and Separate Accounts at December 31, 1999 totaled $0.4 million and $0.1 million, respectively, and compares to $0.1 million and $0.5 million, respectively, at December 31, 1998. Net realized gains (losses) on derivative financial instruments at December 31, 1999 totaled $0.4 million in the general account and ($0.1) million in the Separate Accounts. At December 31, 1998, net realized losses on derivative financial instruments held in the general account totaled $0.2 million and net realized gains on derivatives in the Separate Accounts were $0.1 million.

NOTE 4. STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

     Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices. VFL had statutory net income of $8.3 million for the year ended December 31, 1999 and statutory net losses of $8.1 million, and $1.0 million for the years ended December 31, 1998, and 1997 respectively. The statutory net losses for 1998 and 1997 were primarily due to the immediate expensing of acquisition costs which were substantial and related sales of individual life and annuity products. Under GAAP, such costs are capitalized and amortized to income over the duration

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 4. STATUTORY CAPITAL AND SURPLUS (UNAUDITED) -- (CONTINUED) of these contracts. Statutory capital and surplus for VFL was $153.1 million, $147.1 million, and $125.3 million at December 31, 1999, 1998, and 1997, respectively.

     The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 1999, dividends of approximately $15.7 million were not subject to prior Insurance Department approval.

NOTE 5.  ACCUMULATED OTHER COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from investments by, and distributions to, the stockholder. Other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of accumulated other comprehensive income (loss) are shown in the following tables.

                                                                      TAX
                                                        PRE-TAX    (EXPENSE)     NET
YEAR ENDED DECEMBER 31, 1999                             AMOUNT     BENEFIT     AMOUNT
----------------------------                            --------   ---------   --------
(In thousands of dollars)
Net unrealized gains (losses) on investment
  securities:
  Net unrealized holding gains (losses) arising during
     the period.......................................  $(19,684)   $6,889     $(12,795)
  Adjustment for (gains) losses included in net
     income...........................................    (4,080)    1,428       (2,652)
                                                        --------    ------     --------
     Total Other Comprehensive Income (Losses)........  $(23,764)   $8,317     $(15,447)
                                                        ========    ======     ========

                                                                       TAX
                                                          PRE-TAX   (EXPENSE)     NET
YEAR ENDED DECEMBER 31, 1998                              AMOUNT     BENEFIT    AMOUNT
----------------------------                              -------   ---------   -------
(In thousands of dollars)
Net unrealized gains on investment securities:
  Net unrealized holding gains (losses) arising during
     the period.........................................  $ 3,756    $(1,314)   $ 2,442
  Adjustment for (gains) losses included in net
     income.............................................   (3,592)     1,257     (2,335)
                                                          -------    -------    -------
     Total Other Comprehensive Income...................  $   164    $   (57)   $   107
                                                          =======    =======    =======

                                                                        TAX
                                                           PRE-TAX   (EXPENSE)    NET
YEAR ENDED DECEMBER 31, 1997                               AMOUNT     BENEFIT    AMOUNT
----------------------------                               -------   ---------   ------
(In thousands of dollars)
Net unrealized gains (losses) on investment securities:
  Net unrealized holding gains (losses) arising during
     the period..........................................  $ 6,447    $(2,256)   $4,191
  Adjustment for (gains) losses included in net income...   (1,228)       427      (801)
                                                           -------    -------    ------
     Total Other Comprehensive Income....................  $ 5,219    $(1,829)   $3,390
                                                           =======    =======    ======

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 6. BENEFIT PLANS

     VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly-owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. The plans are discussed below.

PENSION PLAN

     CNAF has noncontributory pension plans covering all full-time employees age 21 or over that have completed at least one year of service. While the benefits for the plans vary, they are generally based on years of credited service and the employee's highest sixty consecutive months of compensation. Casualty is included in the CNA Employees' Retirement Plan and VFL is allocated a share of these expenses. The net pension cost allocated to VFL was $1.0 million, $1.1 million and $4.0 million for the years ended December 31, 1999, 1998 and 1997, respectively.

POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

     CNAF provides certain health and dental care benefits for eligible retirees through age 64, and provides life insurance and reimbursement of Medicare Part B premiums for all eligible retired persons. CNAF funds benefit costs principally on the basis of current benefit payments. Net postretirement benefit cost allocated to VFL was $0.3 million, $0.5 million and $2.1 million for the years ended December 31, 1999, 1998 and 1997, respectively.

SAVINGS PLAN

     Casualty is included in the CNA Employees' Savings Plan, which is a contributory plan that allows employees to make regular contributions of up to 16% of their salary subject to limitations prescribed by the Internal Revenue Service. VFL is allocated a share of CNA Employees' Savings Plan expenses. CNAF contributes an amount equal to 70% of the first 6% of salary contributed by the employee. CNAF contributions allocated to and expensed by VFL for the Savings Plan were $0.2 million in each year 1999, 1998 and 1997.

NOTE 7.  INCOME TAXES

     VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, which is ultimately included in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL generally is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

     VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $151.6 million and $156.3 million at December 31, 1999 and 1998, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million at both December 31, 1999 and 1998. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 7.  INCOME TAXES -- (CONTINUED)
     Significant components of VFL's net deferred tax liabilities as of December 31, 1999 and 1998 are shown in the table below:

DECEMBER 31                                                    1999      1998
-----------                                                   -------   -------
(In thousands of dollars)
Insurance reserves..........................................  $20,715   $26,880
Deferred acquisition costs..................................  (45,457)  (37,729)
Investment valuation........................................    4,166     3,693
Net unrealized gains........................................    5,901    (2,416)
Annuity deposits and other..................................    9,349     1,009
Other, net..................................................    2,632     2,350
                                                              -------   -------
  NET DEFERRED TAX LIABILITIES..............................  $(2,694)  $(6,213)
                                                              =======   =======

     At December 31, 1999, gross deferred tax assets and liabilities amounted to $44.3 million and $47.0 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1998, amounted to $35.5 million and $41.7 million, respectively.

     The components of income tax expense are as follows:

YEAR ENDED DECEMBER 31                                      1999      1998     1997
----------------------                                     -------   ------   ------
(In thousands of dollars)
Current tax expense (benefit)............................  $(2,837)  $7,033   $4,716
Deferred tax expense.....................................    4,924    2,058    2,581
                                                           -------   ------   ------
  TOTAL INCOME TAX EXPENSE...............................  $ 2,087   $9,091   $7,297
                                                           =======   ======   ======

     A reconciliation of the statutory federal income tax rate on income is as follows:

                                                    % OF              % OF              % OF
                                                   PRETAX            PRETAX            PRETAX
YEAR ENDED DECEMBER 31                     1999    INCOME    1998    INCOME    1997    INCOME
----------------------                    ------   ------   ------   ------   ------   ------
(In thousands of dollars)
Income taxes at statutory rates.........  $2,136    35.0    $9,290    35.0    $7,219    35.0
Other...................................     (49)   (0.8)     (199)   (0.8)       78     0.4
                                          ------    ----    ------    ----    ------    ----
  INCOME TAX AT EFFECTIVE RATES.........  $2,087    34.2    $9,091    34.2    $7,297    35.4
                                          ======    ====    ======    ====    ======    ====

NOTE 8. REINSURANCE

     The ceding of insurance does not discharge primary liability of VFL. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 8. REINSURANCE -- (CONTINUED)
     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums is from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

                                                      PREMIUMS
                                                 -------------------              ASSUMED
YEAR ENDED DECEMBER 31                 DIRECT    ASSUMED     CEDED       NET        NET
----------------------                --------   --------   --------   --------   -------
(In thousands of dollars)
1999
  Life..............................  $633,764   $109,964   $666,003   $ 77,725     141%
  Accident and Health...............     6,539    232,994      6,539    232,994     100
                                      --------   --------   --------   --------     ---
     Total premiums.................  $640,303   $342,958   $672,542   $310,719     110%
                                      ========   ========   ========   ========     ===
1998
  Life..............................  $687,644   $ 78,156   $690,541   $ 75,259     104%
  Accident and Health...............     4,158    240,340      4,158    240,340     100
                                      --------   --------   --------   --------     ---
     Total premiums.................  $691,802   $318,496   $694,699   $315,599     101%
                                      ========   ========   ========   ========     ===
1997
  Life..............................  $564,891   $ 81,502   $567,217   $ 79,176     103%
  Accident and Health...............     2,776    252,996      2,776    252,996     100
                                      --------   --------   --------   --------     ---
     Total premiums.................  $567,667   $334,498   $569,993   $332,172     101%
                                      ========   ========   ========   ========     ===

     Transactions with Assurance, as part of the Pooling Agreement described in
Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $395.2 million, $263.4 million and $116.2 million for the years ended December 31, 1999, 1998 and 1997, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $263.4 million, $203.4 million and $77.8 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of the Company's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

     The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:

                                      LIFE INSURANCE IN FORCE
                                   -----------------------------             ASSUMED/NET
                                    DIRECT    ASSUMED    CEDED       NET          %
                                   --------   -------   --------   -------   -----------
(In millions of dollars)
December 31, 1999................  $267,102   $42,629   $281,883   $27,848      153.1%
December 31, 1998................  $224,615   $32,253   $230,734   $26,134      123.4
December 31, 1997................  $166,308   $25,557   $168,353   $23,512      108.7

NOTE 9. RELATED PARTIES

     As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF and each of its subsidiaries are allocated to the appropriate

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 9. RELATED PARTIES -- (CONTINUED)
companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $37.5 million, $47.6 million and $45.3 million for 1999, 1998 and 1997, respectively. Expenses of VFL exclude $5.6 million, $9.2 million and $9.9 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 1999, 1998 and 1997, respectively. At December 31, 1999 VFL had a payable of $12.4 million to affiliated companies and a $1.9 million payable at December 31, 1998.

     There are no interest charges on intercompany receivables or payables. In 1998, Assurance made a $30.0 million capital contribution to VFL.

NOTE 10. LEGAL

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or stockholder's equity of VFL.

NOTE 11. BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The following presents premiums by product group for each of the years in the three years ended December 31, 1999:

                                                          1999       1998       1997
                                                        --------   --------   --------
(In thousands of dollars)
Life..................................................  $ 77,725   $ 75,259   $ 79,176
Accident and Health...................................   232,994    240,340    252,996
                                                        --------   --------   --------
  Total...............................................  $310,719   $315,599   $332,172
                                                        ========   ========   ========

     Assurance provides health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract totaled $2.1 billion, $2.0 billion and $2.1 billion for the years ended December 31, 1999, 1998 and 1997, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $209 million, $202 million and $212 million for the years ended December 31, 1999, 1998 and 1997, respectively.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 12. CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after tax charge of $234 thousand ($360 thousand, pretax) as a cumulative effect of a change in accounting principle. The pro forma effect of adoption on reported results for prior periods is not significant.

                                   APPENDIX A

                         ILLUSTRATIONS OF POLICY VALUES

     The following tables have been prepared to illustrate hypothetically how certain values under a policy change with investment performance over an extended period of time. The tables illustrate how policy values, cash surrender values and death benefits under a policy covering an insured of a given age on the policy date, would vary over time if the planned premiums were paid annually and the return on the assets in each portfolio were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest compounded annually. The hypothetical investment rates of return are illustrative only and should not be considered a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return illustrated and will depend on a number of factors including the investment allocations you make and prevailing rates. These illustrations assume that the premiums are allocated equally among the 34 investment options available under the policy, and that no amounts are allocated to the fixed account options.

     The illustrations reflect the fact that the net investment returns on the assets held in the investment options is lower than the gross after tax return of the selected underlying portfolios. The tables assume a simple arithmetic average annual expense ratio of 0.94% of the average daily net assets of the portfolios available. The tables also assumes that the waivers and/or reimbursements, if any, for the available portfolios will continue for the periods shown.

     In addition, the illustrations reflect a daily charge assessed against the investment options for assuming certain mortality and expense risks (expense charges), which are equivalent to an effective annual charge of 0.90% during policy years 1-10 and 0.45% during policy years 11 and later. After deduction of portfolio expenses and the mortality and expense charges, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.85%, 4.15% and 10.15% , respectively during Policy Years 1-10 and -1.40% , 4.60% and 10.60% during Policy Years 11 and later.

     The illustrations also reflect the deduction of the premium charge and monthly deduction for the hypothetical insured. The surrender charge is reflected in the cash surrender value column. Our current cost of insurance charges and the guaranteed maximum cost of insurance charges that we have a contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account and assumes no loan amount or partial withdrawals/surrenders or charges for supplemental and/or rider benefits.

     The illustrations are based on our Preferred Nonsmoker risk class. Upon request, you will be furnished with a comparable illustration based on the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables. Because the death benefit values vary depending on the death benefit option in effect, benefit options are illustrated separately.

     The illustrations show contract values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated and all net premiums are allocated to subaccounts.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER

2,005 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $1,400

                                HYPOTHETICAL 0%                   HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      ----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
------   -----------      ------   ---------   -------      ------   ---------   -------      -------   ---------   -------
   1         2,105         1,213         0     100,000       1,305         0     100,000        1,396          0    100,000
   2         4,316         2,620     1,020     100,000       2,886     1,286     100,000        3,164      1,564    100,000
   3         6,638         3,979     2,379     100,000       4,511     2,911     100,000        5,088      3,488    100,000
   4         9,075         5,289     3,689     100,000       6,180     4,580     100,000        7,183      5,583    100,000
   5        11,634         6,548     4,948     100,000       7,891     6,291     100,000        9,465      7,865    100,000
   6        14,321         7,757     6,157     100,000       9,647     8,047     100,000       11,954     10,354    100,000
   7        17,143         8,909     7,629     100,000      11,444    10,164     100,000       14,667     13,387    100,000
   8        20,105        10,002     8,882     100,000      13,281    12,161     100,000       17,625     16,505    100,000
   9        23,216        11,030    10,070     100,000      15,154    14,194     100,000       20,851     19,891    100,000
  10        26,483        11,990    11,190     100,000      17,062    16,262     100,000       24,372     23,572    100,000
  11        29,912        12,964    12,324     100,000      19,119    18,479     100,000       28,379     27,739    100,000
  12        33,513        13,863    13,383     100,000      21,222    20,742     100,000       32,786     32,306    100,000
  13        37,294        14,685    14,365     100,000      23,373    23,053     100,000       37,642     37,322    100,000
  14        41,265        15,425    15,265     100,000      25,573    25,413     100,000       43,004     42,844    100,000
  15        45,433        16,077    16,077     100,000      27,820    27,820     100,000       48,936     48,936    100,000
  16        49,810        16,631    16,631     100,000      30,113    30,113     100,000       55,511     55,511    100,000
  17        54,406        17,077    17,077     100,000      32,451    32,451     100,000       62,819     62,819    100,000
  18        59,232        17,404    17,404     100,000      34,832    34,832     100,000       70,960     70,960    100,000
  19        64,299        17,593    17,593     100,000      37,251    37,251     100,000       80,059     80,059    100,000
  20        69,620        17,629    17,629     100,000      39,706    39,706     100,000       90,174     90,174    110,012
  21        75,206        17,494    17,494     100,000      42,196    42,196     100,000      101,308    101,308    121,570
  22        81,072        17,172    17,172     100,000      44,727    44,727     100,000      113,543    113,543    135,116
  23        87,231        16,646    16,646     100,000      47,301    47,301     100,000      126,986    126,986    149,843
  24        93,698        15,895    15,895     100,000      49,927    49,927     100,000      141,755    141,755    165,853
  25       100,488        14,893    14,893     100,000      52,611    52,611     100,000      157,980    157,980    183,257
  26       107,618        13,596    13,596     100,000      55,356    55,356     100,000      175,803    175,803    202,173
  27       115,105        11,903    11,903     100,000      58,141    58,141     100,000      195,437    195,437    220,844
  28       122,966         9,843     9,843     100,000      61,019    61,019     100,000      217,122    217,122    241,006
  29       131,219         7,280     7,280     100,000      63,975    63,975     100,000      241,092    241,092    262,791
  30       139,886         4,114     4,114     100,000      67,025    67,025     100,000      267,641    267,641    286,375

---------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER

2,005 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $1,400

                                HYPOTHETICAL 0%                   HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      ----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
------   -----------      ------   ---------   -------      ------   ---------   -------      -------   ---------   -------
   1         2,105         1,375         0     100,000       1,472         0     100,000        1,568          0    100,000
   2         4,316         2,903     1,303     100,000       3,189     1,589     100,000        3,486      1,886    100,000
   3         6,638         4,351     2,751     100,000       4,922     3,322     100,000        5,541      3,941    100,000
   4         9,075         5,745     4,145     100,000       6,701     5,101     100,000        7,777      6,177    100,000
   5        11,634         7,112     5,512     100,000       8,552     6,952     100,000       10,240      8,640    100,000
   6        14,321         8,455     6,855     100,000      10,483     8,883     100,000       12,956     11,356    100,000
   7        17,143         9,776     8,496     100,000      12,498    11,218     100,000       15,954     14,674    100,000
   8        20,105        11,076     9,956     100,000      14,601    13,481     100,000       19,263     18,143    100,000
   9        23,216        12,354    11,394     100,000      16,797    15,837     100,000       22,915     21,955    100,000
  10        26,483        13,612    12,812     100,000      19,089    18,289     100,000       26,947     26,147    100,000
  11        29,912        14,925    14,285     100,000      21,591    20,951     100,000       31,555     30,915    100,000
  12        33,513        16,201    15,721     100,000      24,195    23,715     100,000       36,650     36,170    100,000
  13        37,294        17,434    17,114     100,000      26,901    26,581     100,000       42,280     41,960    100,000
  14        41,265        18,655    18,495     100,000      29,743    29,583     100,000       48,532     48,372    100,000
  15        45,433        19,853    19,853     100,000      32,719    32,719     100,000       55,468     55,468    100,000
  16        49,810        20,919    20,919     100,000      35,741    35,741     100,000       63,105     63,105    100,000
  17        54,406        21,919    21,919     100,000      38,876    38,876     100,000       71,574     71,574    100,000
  18        59,232        22,858    22,858     100,000      42,133    42,133     100,000       80,983     80,983    102,038
  19        64,299        23,725    23,725     100,000      45,516    45,516     100,000       91,387     91,387    113,320
  20        69,620        24,516    24,516     100,000      49,032    49,032     100,000      102,862    102,862    125,492
  21        75,206        25,233    25,233     100,000      52,698    52,698     100,000      115,524    115,524    138,629
  22        81,072        25,862    25,862     100,000      56,517    56,517     100,000      129,480    129,480    154,081
  23        87,231        26,405    26,405     100,000      60,509    60,509     100,000      144,864    144,864    170,939
  24        93,698        26,854    26,854     100,000      64,689    64,689     100,000      161,819    161,819    189,329
  25       100,488        27,188    27,188     100,000      69,070    69,070     100,000      180,503    180,503    209,383
  26       107,618        27,412    27,412     100,000      73,678    73,678     100,000      201,094    201,094    231,258
  27       115,105        27,499    27,499     100,000      78,535    78,535     100,000      223,824    223,824    252,921
  28       122,966        27,456    27,456     100,000      83,679    83,679     100,000      248,941    248,941    276,324
  29       131,219        27,270    27,270     100,000      89,146    89,146     100,000      276,715    276,715    301,620
  30       139,886        26,905    26,905     100,000      94,972    94,972     101,620      307,452    307,452    328,973

---------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER

4,623 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $1,400

                                HYPOTHETICAL 0%                    HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      -----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
------   -----------      ------   ---------   -------      -------   ---------   -------      -------   ---------   -------
   1         4,854         3,688     2,088     103,688        3,929      2,329    103,929        4,171      2,571    104,171
   2         9,950         7,519     5,919     107,519        8,237      6,637    108,237        8,985      7,385    108,985
   3        15,301        11,251     9,651     111,251       12,694     11,094    112,694       14,254     12,654    114,254
   4        20,920        14,885    13,285     114,885       17,302     15,702    117,302       20,021     18,421    120,021
   5        26,820        18,417    16,817     118,417       22,064     20,464    122,064       26,331     24,731    126,331
   6        33,015        21,849    20,249     121,849       26,985     25,385    126,985       33,237     31,637    133,237
   7        39,519        25,174    23,894     125,174       32,063     30,783    132,063       40,791     39,511    140,791
   8        46,349        28,388    27,268     128,388       37,298     36,178    137,298       49,053     47,933    149,053
   9        53,520        31,487    30,527     131,487       42,691     41,731    142,691       58,086     57,126    158,086
  10        61,050        34,464    33,664     134,464       48,239     47,439    148,239       67,648     66,848    167,648
  11        68,956        37,514    36,874     137,514       54,217     53,577    154,217       78,331     77,691    178,331
  12        77,258        40,441    39,961     140,441       60,387     59,907    160,387       90,028     89,548    190,028
  13        85,974        43,243    42,923     143,243       66,752     66,432    166,752      102,835    102,515    202,835
  14        95,127        45,915    45,755     145,915       73,087     72,927    173,087      116,857    116,697    216,857
  15       104,737        48,446    48,446     148,446       79,060     79,060    179,060      132,199    132,199    232,199
  16       114,828        50,826    50,826     150,826       85,093     85,093    185,093      148,973    148,973    248,973
  17       125,423        53,045    53,045     153,045       91,182     91,182    191,182      167,339    167,339    267,339
  18       136,548        55,087    55,087     155,087       97,294     97,294    197,294      187,439    187,439    287,439
  19       148,229        56,934    56,934     156,934      103,392    103,392    203,392      209,423    209,423    309,423
  20       160,494        58,567    58,567     158,567      109,431    109,431    209,431      233,455    233,455    333,455
  21       173,372        59,969    59,969     159,969      115,366    115,366    215,366      259,716    259,716    359,716
  22       186,895        61,128    61,128     161,128      121,181    121,181    221,181      288,467    288,467    388,467
  23       201,093        62,028    62,028     162,028      126,834    126,834    226,834      319,953    319,953    419,953
  24       216,002        62,655    62,655     162,655      132,284    132,284    232,284      354,448    354,448    454,448
  25       231,655        62,989    62,989     162,989      137,472    137,472    237,472      392,243    392,243    492,243
  26       248,092        62,998    62,998     162,998      142,315    142,315    242,315      433,645    433,645    533,645
  27       265,350        62,584    62,584     162,584      146,556    146,556    246,556      478,726    478,726    578,726
  28       283,472        61,815    61,815     161,815      150,252    150,252    250,252      527,897    527,897    627,897
  29       302,499        60,575    60,575     160,575      153,129    153,129    253,129      581,310    581,310    681,310
  30       322,478        58,811    58,811     158,811      155,007    155,007    255,007      639,186    639,186    739,186

---------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 45
PREFERRED NON-SMOKER

4,623 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $1,400

                                HYPOTHETICAL 0%                    HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      -----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
------   -----------      ------   ---------   -------      -------   ---------   -------      -------   ---------   -------
   1         4,854         3,852     2,252     103,852        4,099      2,499    104,099        4,345      2,745    104,345
   2         9,950         7,808     6,208     107,808        8,546      6,946    108,546        9,314      7,714    109,314
   3        15,301        11,632    10,032     111,632       13,115     11,515    113,115       14,718     13,118    114,718
   4        20,920        15,353    13,753     115,353       17,838     16,238    117,838       20,633     19,033    120,633
   5        26,820        18,999    17,399     118,999       22,748     21,148    122,748       27,134     25,534    127,134
   6        33,015        22,576    20,976     122,576       27,858     26,258    127,858       34,287     32,687    134,287
   7        39,519        26,085    24,805     126,085       33,176     31,896    133,176       42,157     40,877    142,157
   8        46,349        29,528    28,408     129,528       38,710     37,590    138,710       50,817     49,697    150,817
   9        53,520        32,905    31,945     132,905       44,470     43,510    144,470       60,346     59,386    160,346
  10        61,050        36,219    35,419     136,219       50,466     49,666    150,466       70,633     69,833    170,633
  11        68,956        39,655    39,015     139,655       56,969     56,329    156,969       82,320     81,680    182,320
  12        77,258        43,015    42,535     143,015       63,742     63,262    163,742       95,206     94,726    195,206
  13        85,974        46,291    45,971     146,291       70,765     70,445    170,765      109,399    109,079    209,399
  14        95,127        49,522    49,362     149,522       77,849     77,689    177,849      125,097    124,937    225,097
  15       104,737        52,695    52,695     152,695       85,234     85,234    185,234      142,436    142,436    242,436
  16       114,828        55,669    55,669     155,669       92,689     92,689    192,689      161,362    161,362    261,362
  17       125,423        58,530    58,530     158,530      100,365    100,365    200,365      182,189    182,189    282,189
  18       136,548        61,280    61,280     161,280      108,273    108,273    208,273      205,121    205,121    305,121
  19       148,229        63,906    63,906     163,906      116,394    116,394    216,394      230,357    230,357    330,357
  20       160,494        66,400    66,400     166,400      124,722    124,722    224,722      258,128    258,128    358,128
  21       173,372        68,766    68,766     168,766      133,265    133,265    233,265      288,701    288,701    388,701
  22       186,895        70,984    70,984     170,984      142,004    142,004    242,004      322,366    322,366    422,366
  23       201,093        73,055    73,055     173,055      150,948    150,948    250,948      359,459    359,459    459,459
  24       216,002        74,970    74,970     174,970      160,086    160,086    260,086      400,332    400,332    500,332
  25       231,655        76,702    76,702     176,702      169,373    169,373    269,373      445,348    445,348    545,348
  26       248,092        78,254    78,254     178,254      178,816    178,816    278,816      494,954    494,954    594,954
  27       265,350        79,596    79,596     179,596      188,329    188,329    288,329      549,503    549,503    649,503
  28       283,472        80,738    80,738     180,738      197,913    197,913    297,913      609,488    609,488    709,488
  29       302,499        81,668    81,668     181,668      207,527    207,527    307,527      675,408    675,408    775,408
  30       322,478        82,340    82,340     182,340      217,067    217,067    317,067      747,750    747,750    847,750

---------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER

1,706 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $1,050

                                HYPOTHETICAL 0%                   HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      ----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
------   -----------      ------   ---------   -------      ------   ---------   -------      -------   ---------   -------
   1         1,791           975         0     100,000       1,051         0     100,000        1,127          0    100,000
   2         3,672         2,153       853     100,000       2,374     1,074     100,000        2,605      1,305    100,000
   3         5,647         3,293     1,993     100,000       3,735     2,435     100,000        4,214      2,914    100,000
   4         7,721         4,393     3,093     100,000       5,133     3,833     100,000        5,967      4,667    100,000
   5         9,899         5,454     4,154     100,000       6,570     5,270     100,000        7,879      6,579    100,000
   6        12,185         6,472     5,172     100,000       8,045     6,745     100,000        9,964      8,664    100,000
   7        14,586         7,448     6,408     100,000       9,559     8,519     100,000       12,240     11,200    100,000
   8        17,106         8,379     7,469     100,000      11,110    10,200     100,000       14,725     13,815    100,000
   9        19,753         9,260     8,480     100,000      12,696    11,916     100,000       17,437     16,657    100,000
  10        22,532        10,093     9,443     100,000      14,320    13,670     100,000       20,402     19,752    100,000
  11        25,450        10,947    10,427     100,000      16,077    15,557     100,000       23,780     23,260    100,000
  12        28,514        11,755    11,365     100,000      17,888    17,498     100,000       27,502     27,112    100,000
  13        31,731        12,516    12,256     100,000      19,756    19,496     100,000       31,610     31,350    100,000
  14        35,109        13,235    13,105     100,000      21,689    21,559     100,000       36,153     36,023    100,000
  15        38,656        13,910    13,910     100,000      23,688    23,688     100,000       41,184     41,184    100,000
  16        42,380        14,534    14,534     100,000      25,754    25,754     100,000       46,759     46,759    100,000
  17        46,291        15,100    15,100     100,000      27,886    27,886     100,000       52,941     52,941    100,000
  18        50,397        15,596    15,596     100,000      30,076    30,076     100,000       59,801     59,801    100,000
  19        54,708        16,004    16,004     100,000      32,318    32,318     100,000       67,423     67,423    100,000
  20        59,235        16,310    16,310     100,000      34,606    34,606     100,000       75,908     75,908    100,000
  21        63,988        16,507    16,507     100,000      36,944    36,944     100,000       85,374     85,374    102,449
  22        68,979        16,588    16,588     100,000      39,332    39,332     100,000       95,844     95,844    114,054
  23        74,219        16,550    16,550     100,000      41,782    41,782     100,000      107,375    107,375    126,703
  24        79,722        16,393    16,393     100,000      44,302    44,302     100,000      120,078    120,078    140,491
  25        85,499        16,107    16,107     100,000      46,900    46,900     100,000      134,072    134,072    155,524
  26        91,565        15,671    15,671     100,000      49,576    49,576     100,000      149,487    149,487    171,910
  27        97,935        15,053    15,053     100,000      52,330    52,330     100,000      166,503    166,503    188,148
  28       104,623        14,206    14,206     100,000      55,153    55,153     100,000      185,293    185,293    205,676
  29       111,646        13,072    13,072     100,000      58,041    58,041     100,000      206,061    206,061    224,606
  30       119,020        11,591    11,591     100,000      60,996    60,996     100,000      229,038    229,038    245,071

---------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER

1,706 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $1,050

                                HYPOTHETICAL 0%                   HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      ----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
------   -----------      ------   ---------   -------      ------   ---------   -------      -------   ---------   -------
   1         1,791         1,146         0     100,000       1,227         0     100,000        1,309          9    100,000
   2         3,672         2,476     1,176     100,000       2,718     1,418     100,000        2,969      1,669    100,000
   3         5,647         3,761     2,461     100,000       4,247     2,947     100,000        4,774      3,474    100,000
   4         7,721         5,003     3,703     100,000       5,822     4,522     100,000        6,743      5,443    100,000
   5         9,899         6,213     4,913     100,000       7,452     6,152     100,000        8,901      7,601    100,000
   6        12,185         7,393     6,093     100,000       9,141     7,841     100,000       11,270      9,970    100,000
   7        14,586         8,538     7,498     100,000      10,889     9,849     100,000       13,868     12,828    100,000
   8        17,106         9,657     8,747     100,000      12,706    11,796     100,000       16,727     15,817    100,000
   9        19,753        10,751     9,971     100,000      14,594    13,814     100,000       19,875     19,095    100,000
  10        22,532        11,820    11,170     100,000      16,558    15,908     100,000       23,341     22,691    100,000
  11        25,450        12,944    12,424     100,000      18,707    18,187     100,000       27,305     26,785    100,000
  12        28,514        14,049    13,659     100,000      20,955    20,565     100,000       31,696     31,306    100,000
  13        31,731        15,139    14,879     100,000      23,310    23,050     100,000       36,561     36,301    100,000
  14        35,109        16,198    16,068     100,000      25,763    25,633     100,000       41,942     41,812    100,000
  15        38,656        17,246    17,246     100,000      28,338    28,338     100,000       47,911     47,911    100,000
  16        42,380        18,261    18,261     100,000      31,019    31,019     100,000       54,517     54,517    100,000
  17        46,291        19,240    19,240     100,000      33,812    33,812     100,000       61,832     61,832    100,000
  18        50,397        20,178    20,178     100,000      36,718    36,718     100,000       69,936     69,936    100,000
  19        54,708        21,079    21,079     100,000      39,747    39,747     100,000       78,923     78,923    100,000
  20        59,235        21,940    21,940     100,000      42,905    42,905     100,000       88,883     88,883    108,437
  21        63,988        22,755    22,755     100,000      46,196    46,196     100,000       99,883     99,883    119,860
  22        68,979        23,526    23,526     100,000      49,632    49,632     100,000      112,028    112,028    133,314
  23        74,219        24,244    24,244     100,000      53,216    53,216     100,000      125,435    125,435    148,013
  24        79,722        24,913    24,913     100,000      56,961    56,961     100,000      140,236    140,236    164,076
  25        85,499        25,527    25,527     100,000      60,879    60,879     100,000      156,574    156,574    181,626
  26        91,565        26,075    26,075     100,000      64,977    64,977     100,000      174,608    174,608    200,799
  27        97,935        26,561    26,561     100,000      69,273    69,273     100,000      194,534    194,534    219,823
  28       104,623        26,966    26,966     100,000      73,779    73,779     100,000      216,554    216,554    240,375
  29       111,646        27,289    27,289     100,000      78,514    78,514     100,000      240,899    240,899    262,580
  30       119,020        27,507    27,507     100,000      83,498    83,498     100,000      267,824    267,824    286,572

---------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER

3,705 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE
TARGET PREMIUM IS $1,050

                                HYPOTHETICAL 0%                    HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      -----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
------   -----------      ------   ---------   -------      -------   ---------   -------      -------   ---------   -------
   1         3,891         2,865     1,565     102,865        3,056      1,756    103,056        3,246      1,946    103,246
   2         7,976         5,895     4,595     105,895        6,462      5,162    106,462        7,051      5,751    107,051
   3        12,265         8,849     7,549     108,849        9,986      8,686    109,986       11,216      9,916    111,216
   4        16,769        11,724    10,424     111,724       13,630     12,330    113,630       15,774     14,474    115,774
   5        21,498        14,522    13,222     114,522       17,399     16,099    117,399       20,765     19,465    120,765
   6        26,463        17,241    15,941     117,241       21,294     19,994    121,294       26,228     24,928    126,228
   7        31,677        19,879    18,839     119,879       25,317     24,277    125,317       32,208     31,168    132,208
   8        37,151        22,434    21,524     122,434       29,471     28,561    129,471       38,753     37,843    138,753
   9        42,899        24,902    24,122     124,902       33,754     32,974    133,754       45,913     45,133    145,913
  10        48,935        27,283    26,633     127,283       38,170     37,520    138,170       53,750     53,100    153,750
  11        55,272        29,733    29,213     129,733       42,939     42,419    142,939       62,636     62,116    162,636
  12        61,926        32,104    31,714     132,104       47,881     47,491    147,881       72,170     71,780    172,170
  13        68,913        34,396    34,136     134,396       53,002     52,742    153,002       82,458     82,198    182,458
  14        76,249        36,613    36,483     136,613       58,314     58,184    158,314       93,765     93,635    193,765
  15        83,952        38,753    38,753     138,753       63,821     63,821    163,821      106,191    106,191    206,191
  16        92,041        40,809    40,809     140,809       69,526     69,526    169,526      119,836    119,836    219,836
  17       100,533        42,773    42,773     142,773       75,426     75,426    175,426      134,828    134,828    234,828
  18       109,450        44,628    44,628     144,628       80,910     80,910    180,910      151,283    151,283    251,283
  19       118,813        46,356    46,356     146,356       86,339     86,339    186,339      169,320    169,320    269,320
  20       128,645        47,940    47,940     147,940       91,798     91,798    191,798      189,075    189,075    289,075
  21       138,967        49,371    49,371     149,371       97,267     97,267    197,267      210,710    210,710    310,710
  22       149,806        50,642    50,642     150,642      102,739    102,739    202,739      234,433    234,433    334,433
  23       161,187        51,754    51,754     151,754      108,208    108,208    208,208      260,469    260,469    360,469
  24       173,137        52,707    52,707     152,707      113,671    113,671    213,671      289,064    289,064    389,064
  25       185,684        53,493    53,493     153,493      119,107    119,107    219,107      320,479    320,479    420,479
  26       198,859        54,093    54,093     154,093      124,470    124,470    224,470      354,978    354,978    454,978
  27       212,693        54,472    54,472     154,472      129,664    129,664    229,664      392,753    392,753    492,753
  28       227,218        54,585    54,585     154,585      134,576    134,576    234,576      434,039    434,039    534,039
  29       242,469        54,377    54,377     154,377      139,071    139,071    239,071      479,065    479,065    579,065
  30       258,483        53,797    53,797     153,797      143,006    143,006    243,006      528,062    528,062    628,062

---------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 45
PREFERRED NON-SMOKER

3,705 ANNUAL PLANNED PREMIUM
100,000 FACE AMOUNT
INCREASING DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE
TARGET PREMIUM IS $1,050

                                HYPOTHETICAL 0%                    HYPOTHETICAL 6%                   HYPOTHETICAL 12%
          PREMIUMS          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
END OF   ACCUMULATED      ----------------------------      -----------------------------      -----------------------------
POLICY      AT 5%         POLICY   SURRENDER    DEATH       POLICY    SURRENDER    DEATH       POLICY    SURRENDER    DEATH
 YEAR     PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
------   -----------      ------   ---------   -------      -------   ---------   -------      -------   ---------   -------
   1         3,891         3,038     1,738     103,038        3,234      1,934    103,234        3,430      2,130    103,430
   2         7,976         6,223     4,923     106,223        6,811      5,511    106,811        7,422      6,122    107,422
   3        12,265         9,326     8,026     109,326       10,510      9,210    110,510       11,790     10,490    111,790
   4        16,769        12,350    11,050     112,350       14,338     13,038    114,338       16,573     15,273    116,573
   5        21,498        15,305    14,005     115,305       18,311     17,011    118,311       21,824     20,524    121,824
   6        26,463        18,195    16,895     118,195       22,435     21,135    122,435       27,591     26,291    127,591
   7        31,677        21,015    19,975     121,015       26,711     25,671    126,711       33,920     32,880    133,920
   8        37,151        23,775    22,865     123,775       31,154     30,244    131,154       40,877     39,967    140,877
   9        42,899        26,475    25,695     126,475       35,771     34,991    135,771       48,524     47,744    148,524
  10        48,935        29,118    28,468     129,118       40,570     39,920    140,570       56,932     56,282    156,932
  11        55,272        31,867    31,347     131,867       45,784     45,264    145,784       66,499     65,979    166,499
  12        61,926        34,571    34,181     134,571       51,232     50,842    151,232       76,886     76,496    176,886
  13        68,913        37,234    36,974     137,234       56,924     56,664    156,924       88,368     88,108    188,368
  14        76,249        39,838    39,708     139,838       62,856     62,726    162,856      101,029    100,899    201,029
  15        83,952        42,406    42,406     142,406       69,059     69,059    169,059      115,029    115,029    215,029
  16        92,041        44,912    44,912     144,912       75,520     75,520    175,520      130,464    130,464    230,464
  17       100,533        47,351    47,351     147,351       81,976     81,976    181,976      147,484    147,484    247,484
  18       109,450        49,718    49,718     149,718       88,661     88,661    188,661      166,244    166,244    266,244
  19       118,813        52,016    52,016     152,016       95,589     95,589    195,589      186,934    186,934    286,934
  20       128,645        54,243    54,243     154,243      102,763    102,763    202,763      209,751    209,751    309,751
  21       138,967        56,388    56,388     156,388      110,176    110,176    210,176      234,902    234,902    334,902
  22       149,806        58,456    58,456     158,456      117,846    117,846    217,846      262,647    262,647    362,647
  23       161,187        60,433    60,433     160,433      125,762    125,762    225,762      293,245    293,245    393,245
  24       173,137        62,324    62,324     162,324      133,937    133,937    233,937      327,000    327,000    427,000
  25       185,684        64,121    64,121     164,121      142,371    142,371    242,371      364,240    364,240    464,240
  26       198,859        65,809    65,809     165,809      151,042    151,042    251,042      405,307    405,307    505,307
  27       212,693        67,392    67,392     167,392      159,952    159,952    259,952      450,574    450,574    550,574
  28       227,218        68,846    68,846     168,846      169,060    169,060    269,060      500,431    500,431    600,431
  29       242,469        70,168    70,168     170,168      178,359    178,359    278,359      555,333    555,333    655,333
  30       258,483        71,326    71,326     171,326      187,788    187,788    287,788      615,728    615,728    715,728

---------------

 *  In the absence of additional premium, the Policy would lapse.

(1) Assumes that no policy loans have been made and no withdrawals have been made.

(2) Assumes that the planned premium is paid in the beginning of each year. Values would be different if premiums are paid with a different frequency or in different amounts.

    The hypothetical investment rates shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations by you, prevailing rates and rates of inflation. The death benefit and cash values for a policy would be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by us or the funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of years.

                                   APPENDIX B

EXAMPLE OF ADDITIONAL INSURANCE RIDER (AIR)

DEFINITIONS

EXCESS CALCULATION UNDER DEATH BENEFIT OPTION 1

Cash Value * Applicable Percentage less Specified Amount.

EXCESS CALCULATION UNDER DEATH BENEFIT OPTION 2

Cash Value * Applicable Percentage less Specified Amount plus Cash Value.

GENERAL

For purposes of administrative processing, excess is subtracted first from the AIR rider specified amount and then from the base policy specified amount, to the extent necessary.

EXAMPLES

(A) Example without Excess

Insured's Age = 57
Death Benefit = Option 2
Base Policy Specified Amount = $100,000
Additional Insured Specified Amount = $50,000
Cash Value = $75,000
Cash Value * Applicable Percentage (1.42) = $106,500

Additional Insurance Death Benefit will be the Additional Insured Specified Amount less the excess, if any, of (1) over (3), where:

(1)..................................  $106,500 -- cash value * applicable percentage
(3)..................................  $175,000 -- base policy specified amount + cash value
(1) less (3).........................  -- $68,500 (No Excess)

Therefore, the Additional Insurance Death Benefit = $50,000

(B) Example with Excess -- Death Benefit Option 1

Insured's Age = 58
Death Benefit = Option: 1
Base Policy Specified Amount = $100,000
Additional Insurance Specified Amount = $25,000
Cash Value = $75,000
Cash Value * Applicable Percentage (1.38) = $103,500

Additional Insurance Death Benefit will be the Additional Insured Specified Amount less the excess, if any, of (1) over (2), where:

(1)..................................  $103,500 -- cash value * applicable percentage
(2)..................................  $100,000 -- base policy specified amount
(1) less (2).........................  $3,500 (Amount of Excess)

Therefore, the Additional Insurance Death Benefit = $25,000 - $3,500 = $21,500

(C) Example with Excess -- Death Benefit Option 2

Insured's Age = 70
Death Benefit Option : 2
Base Policy Specified Amount = $100,000
Additional Insurance Specified Amount = $75,000
Cash Value = $1,000,000
Cash Value * Applicable Percentage (1.15) = $1,150,000

Additional Insurance Death Benefit will be the Additional Insured Specified Amount less the excess, if any, of (1) over (3), where:

(1)..................................  $1,150,000 -- cash value * applicable percentage
(3)..................................  $1,100,000 -- base policy specified amount + cash value
(1) less (3).........................  $50,000 (Amount of Excess)

Therefore, the Additional Insurance Death Benefit = $75,000 - $50,000 = $25,000

                                   APPENDIX C

                                RATES OF RETURN

     From time to time, we may report different types of historical performance for the investment options available under the policy. We may report the average annual total returns of the funds over various time periods. Such returns will reflect the operating expenses (including management fees) of the funds, but not deductions at the Variable Account or policy level for the expense charge and other policy expenses, which if included, would reduce performance.

     At the request of a purchaser, Valley Forge Life Insurance Company will accompany the returns of the funds with at least one of the following: (i) returns, for the same periods as shown for the funds, which include deductions under the Variable Account for the expense charge in addition to the deductions of fund expenses, but does not include other charges under the policy; or (ii) an illustration of cash values and cash surrender values as of the performance reporting date for a hypothetical insured of given age, gender, risk classification, Premium level and initial specified amount. The illustration will be based either on actual historic fund performance or on a hypothetical investment return between 0% and 12% as requested by the purchaser. The cash surrender value figures will assume all fund charges, the expense charge, and all other policy charges are deducted. The cash value figures will assume all charges except the surrender charges are deducted.

     We also may distribute sales literature comparing the percentage change in the net asset values of the funds or in the Accumulation Unit Values for any of the investment options to established market indices, such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. We also may make comparisons to the percentage change in values of other mutual funds with investment objectives similar to those of the investment options being compared.

     The chart below shows the Effective Annual Rates of Return of the funds based on the actual investment performance (after deduction of investment arrangement fees and direct operating expenses of the funds). These rates do not reflect the expense charge assessed. The rates do not reflect deductions from premiums or Monthly Deductions assessed against the cash value of the policy, nor do they reflect the policy's surrender charges. Therefore, these rates are illustrative of how actual investment performance will affect the benefits under the policy. These rates of return shown are not indicative of future performance. These rates of return may be considered, however, in assessing the competence and performance of the investment advisers.

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                                                                                             10
                                                       PORTFOLIO                         YEARS/SINCE
                 INVESTMENT OPTION                   INCEPTION DATE   1 YEAR   5 YEARS    INCEPTION
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
Federated High Income Bond
  Fund II..........................................    03/01/1994       2.31    10.48        8.22
Federated Prime Money Fund II......................    11/21/1994       4.63     4.89        4.88
Federated Utility Fund II..........................     2/10/1994       1.69    15.25       12.15
THE ALGER AMERICAN FUND
Alger American Growth Portfolio....................      1/9/1989      33.74    30.94       23.05
Alger American Mid-Cap Growth Portfolio............      5/3/1993      31.85    26.14       24.72
Alger American Small Capitalization
  Portfolio........................................     9/21/1988      43.42    22.64       20.86
Alger American Leveraged AllCap Portfolio..........    01/25/1995      78.06       NA       46.44
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
First Eagle SoGen Overseas Variable Fund...........      2/3/1997      42.15       NA       13.56
VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Emerging Markets
  Fund.............................................    12/27/1995     100.28       NA        9.92
Van Eck Worldwide Hard Assets Fund.................      9/1/1989      21.00     1.49        3.06
VARIABLE INSURANCE PRODUCTS FUND (VIP) & VARIABLE
  INSURANCE PRODUCTS FUND II (VIP II)
Fidelity VIP II Asset Manager Portfolio............      9/6/1989      11.09    15.63       13.14
Fidelity VIP II Contrafund(R) Portfolio............      1/3/1995      24.25       NA       27.73
Fidelity VIP Equity-Income Portfolio...............     10/9/1986       6.33    18.61       14.49
Fidelity VIP II Index 500 Portfolio................     8/27/1992      20.52    28.16       21.07
MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth Series.........................     7/24/1995      76.71       NA       36.44
MFS Growth With Income Series......................     10/9/1995       6.69       NA       21.12
MFS Research Series................................     7/26/1995      24.05       NA       22.86
MFS Total Return Series............................      1/3/1995       3.08       NA       15.42
JANUS ASPEN SERIES, INSTITUTIONAL SHARES
Janus Aspen Series Capital Appreciation
  Portfolio........................................      5/2/1997      67.00       NA       57.18
Janus Aspen Series Balanced Portfolio..............     9/13/1993      26.76    24.68       20.62
Janus Aspen Series Growth Portfolio................     9/13/1993      43.98    29.89       24.28
Janus Aspen Series Flexible Income
  Portfolio........................................     9/13/1993       1.60    10.88        8.50
Janus Aspen Series International Growth
  Portfolio........................................      5/2/1994      82.27    33.25       28.19
Janus Aspen Series Worldwide Growth
  Portfolio........................................     9/13/1993      64.45    33.60       29.71
ALLIANCE VARIABLE PRODUCTS SERIES FUND, CLASS B
  SHARES
Alliance Premier Growth Portfolio..................    06/26/1992      32.32    36.03       26.31
Alliance Growth and Income Portfolio...............    01/14/1991      11.37    23.91       15.48
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century VP Income & Growth Fund...........    10/30/1997      18.02       NA       16.96
American Century VP Value Fund.....................    05/01/1996      -0.85       NA       11.10

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                                                                                             10
                                                       PORTFOLIO                         YEARS/SINCE
                 INVESTMENT OPTION                   INCEPTION DATE   1 YEAR   5 YEARS    INCEPTION
----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST, CLASS 2 SHARES
Templeton Developing Markets Securities Fund.......    03/04/1996      53.27       NA       -5.45
Templeton Asset Strategy Fund......................    05/01/1997      22.54    16.92       13.01
LAZARD RETIREMENT SERIES
Lazard Retirement Equity Portfolio.................     3/18/1998       8.16       NA       10.68
Lazard Retirement Small Cap Portfolio..............    11/04/1997       5.13       NA        0.13
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley International Magnum
  Portfolio........................................    01/02/1997      25.19       NA       13.57
Morgan Stanley Emerging Markets Equity Portfolio...    10/01/1996      95.68       NA       12.31